UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2024

Date of reporting period:	September 1, 2023 – August 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Retirement Advantage 2025 Fund
Class A [PBDLX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$38	0.35%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Retirement Advantage 2025 Fund returned 15.40%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 13.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class A	15.40	4.51
Class A (with sales charge)	8.76	3.19
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2025 Index	13.28	5.54
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$18,255,520
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2025 Fund	PAGE 2	39353-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2025 Fund	PAGE 3	39353-ATSA-1024

Putnam Retirement Advantage 2025 Fund
Class C [PRTJX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$118	1.10%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Retirement Advantage 2025 Fund returned 14.39%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 13.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class C	14.39	3.73
Class C (with sales charge)	13.39	3.73
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2025 Index	13.28	5.54
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$18,255,520
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2025 Fund	PAGE 2	39353-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2025 Fund	PAGE 3	39353-ATSC-1024

Putnam Retirement Advantage 2025 Fund
Class R [PRTWX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$81	0.75%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Retirement Advantage 2025 Fund returned 14.87%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 13.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R	14.87	4.08
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2025 Index	13.28	5.54
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$18,255,520
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2025 Fund	PAGE 2	39353-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2025 Fund	PAGE 3	39353-ATSR-1024

Putnam Retirement Advantage 2025 Fund
Class R3 [PAFLX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$54	0.50%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R3 shares of Putnam Retirement Advantage 2025 Fund returned 15.12%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 13.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-ATSR3-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R3	15.12	4.34
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2025 Index	13.28	5.54
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$18,255,520
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2025 Fund	PAGE 2	39353-ATSR3-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2025 Fund	PAGE 3	39353-ATSR3-1024

Putnam Retirement Advantage 2025 Fund
Class R4 [PAFKX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$27	0.25%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R4 shares of Putnam Retirement Advantage 2025 Fund returned 15.50%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 13.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-ATSR4-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R4	15.50	4.59
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2025 Index	13.28	5.54
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$18,255,520
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2025 Fund	PAGE 2	39353-ATSR4-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2025 Fund	PAGE 3	39353-ATSR4-1024

Putnam Retirement Advantage 2025 Fund
Class R5 [PAFNX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$11	0.10%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R5 shares of Putnam Retirement Advantage 2025 Fund returned 15.62%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 13.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-ATSR5-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R5	15.62	4.74
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2025 Index	13.28	5.54
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$18,255,520
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2025 Fund	PAGE 2	39353-ATSR5-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2025 Fund	PAGE 3	39353-ATSR5-1024

Putnam Retirement Advantage 2025 Fund
Class R6 [PBATX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$0	0.00%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Retirement Advantage 2025 Fund returned 15.73%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 13.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R6	15.73	4.84
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2025 Index	13.28	5.54
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$18,255,520
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2025 Fund	PAGE 2	39353-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2025 Fund	PAGE 3	39353-ATSR6-1024

Putnam Retirement Advantage 2025 Fund
Class Y [PLZYX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2025 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$11	0.10%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Retirement Advantage 2025 Fund returned 15.67%. The Fund compares its performance to the S&P Target Date To 2025 Index, which returned 13.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2025 Fund	PAGE 1	39353-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class Y	15.67	4.75
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2025 Index	13.28	5.54
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$18,255,520
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	58%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2025 Fund	PAGE 2	39353-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2025 Fund	PAGE 3	39353-ATSY-1024

Putnam Retirement Advantage 2030 Fund
Class A [PDLTX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$28	0.26%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Retirement Advantage 2030 Fund, returned 18.22%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 15.17% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class A	18.22	6.80
Class A (with sales charge)	11.42	5.45
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2030 Index	15.17	6.65
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$30,317,882
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSA-1024

Putnam Retirement Advantage 2030 Fund
Class C [PDLKX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$110	1.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Retirement Advantage 2030 Fund, returned 17.34%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 15.17% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class C	17.34	6.02
Class C (with sales charge)	16.34	6.02
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2030 Index	15.17	6.65
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$30,317,882
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSC-1024

Putnam Retirement Advantage 2030 Fund
Class R [PDKAX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$72	0.66%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Retirement Advantage 2030 Fund, returned 17.75%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 15.17% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R	17.75	6.38
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2030 Index	15.17	6.65
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$30,317,882
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSR-1024

Putnam Retirement Advantage 2030 Fund
Class R3 [PAFOX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$45	0.41%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R3 shares of Putnam Retirement Advantage 2030 Fund, returned 17.99%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 15.17% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSR3-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R3	17.99	6.65
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2030 Index	15.17	6.65
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$30,317,882
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSR3-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSR3-1024

Putnam Retirement Advantage 2030 Fund
Class R4 [PAFQX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$17	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R4 shares of Putnam Retirement Advantage 2030 Fund, returned 18.21%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 15.17% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSR4-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R4	18.21	6.89
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2030 Index	15.17	6.65
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$30,317,882
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSR4-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSR4-1024

Putnam Retirement Advantage 2030 Fund
Class R5 [PAFVX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$1	0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R5 shares of Putnam Retirement Advantage 2030 Fund, returned 18.51%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 15.17% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSR5-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R5	18.51	7.05
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2030 Index	15.17	6.65
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$30,317,882
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSR5-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSR5-1024

Putnam Retirement Advantage 2030 Fund
Class R6 [PDIZX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$10	-0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Retirement Advantage 2030 Fund, returned 18.50%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 15.17% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R6	18.50	7.15
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2030 Index	15.17	6.65
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$30,317,882
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSR6-1024

Putnam Retirement Advantage 2030 Fund
Class Y [PDGKX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$1	0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Retirement Advantage 2030 Fund, returned 18.41%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 15.17% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class Y	18.41	7.04
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2030 Index	15.17	6.65
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$30,317,882
Total Number of Portfolio Holdings*	4
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2030 Fund	PAGE 2	39354-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2030 Fund	PAGE 3	39354-ATSY-1024

Putnam Retirement Advantage 2035 Fund
Class A [PDFLX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$28	0.25%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Retirement Advantage 2035 Fund returned 22.10%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 17.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class A	22.10	8.70
Class A (with sales charge)	15.08	7.33
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2035 Index	17.01	7.68
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$27,524,221
Total Number of Portfolio Holdings*	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	34%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSA-1024

Putnam Retirement Advantage 2035 Fund
Class C [PDAWX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$111	1.00%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Retirement Advantage 2035 Fund returned 21.13%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 17.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class C	21.13	7.91
Class C (with sales charge)	20.13	7.91
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2035 Index	17.01	7.68
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$27,524,221
Total Number of Portfolio Holdings*	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	34%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSC-1024

Putnam Retirement Advantage 2035 Fund
Class R [PDAKX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$72	0.65%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Retirement Advantage 2035 Fund returned 21.67%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 17.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R	21.67	8.27
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2035 Index	17.01	7.68
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$27,524,221
Total Number of Portfolio Holdings*	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	34%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSR-1024

Putnam Retirement Advantage 2035 Fund
Class R3 [PAFWX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$44	0.40%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R3 shares of Putnam Retirement Advantage 2035 Fund returned 21.88%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 17.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSR3-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R3	21.88	8.54
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2035 Index	17.01	7.68
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$27,524,221
Total Number of Portfolio Holdings*	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	34%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSR3-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSR3-1024

Putnam Retirement Advantage 2035 Fund
Class R4 [PAFUX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$17	0.15%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R4 shares of Putnam Retirement Advantage 2035 Fund returned 22.20%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 17.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSR4-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R4	22.20	8.78
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2035 Index	17.01	7.68
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$27,524,221
Total Number of Portfolio Holdings*	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	34%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSR4-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSR4-1024

Putnam Retirement Advantage 2035 Fund
Class R5 [PAFYX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$0	0.00%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R5 shares of Putnam Retirement Advantage 2035 Fund returned 22.39%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 17.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSR5-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R5	22.39	8.95
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2035 Index	17.01	7.68
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$27,524,221
Total Number of Portfolio Holdings*	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	34%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSR5-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSR5-1024

Putnam Retirement Advantage 2035 Fund
Class R6 [PCDLX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$11	-0.10%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Retirement Advantage 2035 Fund returned 22.49%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 17.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R6	22.49	9.07
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2035 Index	17.01	7.68
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$27,524,221
Total Number of Portfolio Holdings*	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	34%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSR6-1024

Putnam Retirement Advantage 2035 Fund
Class Y [POWYX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$0	0.00%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Retirement Advantage 2035 Fund returned 22.39%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 17.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class Y	22.39	8.96
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2035 Index	17.01	7.68
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$27,524,221
Total Number of Portfolio Holdings*	5
Total Management Fee Paid	$0
Portfolio Turnover Rate	34%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2035 Fund	PAGE 2	39355-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2035 Fund	PAGE 3	39355-ATSY-1024

Putnam Retirement Advantage 2040 Fund
Class A [PCCLX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$22	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Retirement Advantage 2040 Fund returned 24.20%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 18.52% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class A	24.20	9.75
Class A (with sales charge)	17.06	8.37
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2040 Index	18.52	8.43
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$23,466,929
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSA-1024

Putnam Retirement Advantage 2040 Fund
Class C [PBBZX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$106	0.95%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Retirement Advantage 2040 Fund returned 23.14%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 18.52% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class C	23.14	8.93
Class C (with sales charge)	22.14	8.93
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2040 Index	18.52	8.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$23,466,929
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSC-1024

Putnam Retirement Advantage 2040 Fund
Class R [PBAOX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$67	0.60%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Retirement Advantage 2040 Fund returned 23.65%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 18.52% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R	23.65	9.29
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2040 Index	18.52	8.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$23,466,929
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSR-1024

Putnam Retirement Advantage 2040 Fund
Class R3 [PAGKX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$39	0.35%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R3 shares of Putnam Retirement Advantage 2040 Fund returned 23.88%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 18.52% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSR3-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R3	23.88	9.57
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2040 Index	18.52	8.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$23,466,929
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSR3-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSR3-1024

Putnam Retirement Advantage 2040 Fund
Class R4 [PAGJX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$11	0.10%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R4 shares of Putnam Retirement Advantage 2040 Fund returned 24.30%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 18.52% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSR4-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R4	24.30	9.82
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2040 Index	18.52	8.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$23,466,929
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSR4-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSR4-1024

Putnam Retirement Advantage 2040 Fund
Class R5 [PAGOX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	-$6	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R5 shares of Putnam Retirement Advantage 2040 Fund returned 24.40%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 18.52% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSR5-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R5	24.40	9.98
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2040 Index	18.52	8.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$23,466,929
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSR5-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSR5-1024

Putnam Retirement Advantage 2040 Fund
Class R6 [PBAMX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$17	-0.15%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Retirement Advantage 2040 Fund returned 24.48%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 18.52% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R6	24.48	10.09
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2040 Index	18.52	8.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$23,466,929
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSR6-1024

Putnam Retirement Advantage 2040 Fund
Class Y [PALZX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	-$6	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Retirement Advantage 2040 Fund returned 24.44%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 18.52% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class Y	24.44	9.98
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2040 Index	18.52	8.43
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$23,466,929
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	29%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2040 Fund	PAGE 2	39356-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2040 Fund	PAGE 3	39356-ATSY-1024

Putnam Retirement Advantage 2045 Fund
Class A [PALGX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$19	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Retirement Advantage 2045 Fund, returned 25.39%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 19.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class A	25.39	10.36
Class A (with sales charge)	18.18	8.97
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2045 Index	19.79	9.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,993,488
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSA-1024

Putnam Retirement Advantage 2045 Fund
Class C [PAFPX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$103	0.92%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Retirement Advantage 2045 Fund, returned 24.51%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 19.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class C	24.51	9.56
Class C (with sales charge)	23.51	9.56
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2045 Index	19.79	9.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,993,488
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSC-1024

Putnam Retirement Advantage 2045 Fund
Class R [PAFZX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$64	0.57%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Retirement Advantage 2045 Fund, returned 25.08%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 19.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R	25.08	9.95
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2045 Index	19.79	9.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,993,488
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSR-1024

Putnam Retirement Advantage 2045 Fund
Class R3 [PAGQX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$36	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R3 shares of Putnam Retirement Advantage 2045 Fund, returned 25.31%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 19.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSR3-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R3	25.31	10.22
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2045 Index	19.79	9.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,993,488
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSR3-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSR3-1024

Putnam Retirement Advantage 2045 Fund
Class R4 [PAGUX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$8	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R4 shares of Putnam Retirement Advantage 2045 Fund, returned 25.70%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 19.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSR4-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R4	25.70	10.47
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2045 Index	19.79	9.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,993,488
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSR4-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSR4-1024

Putnam Retirement Advantage 2045 Fund
Class R5 [PAGWX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	-$9	-0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R5 shares of Putnam Retirement Advantage 2045 Fund, returned 25.83%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 19.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSR5-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R5	25.83	10.63
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2045 Index	19.79	9.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,993,488
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSR5-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSR5-1024

Putnam Retirement Advantage 2045 Fund
Class R6 [PAFMX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$20	-0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Retirement Advantage 2045 Fund, returned 26.04%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 19.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R6	26.04	10.75
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2045 Index	19.79	9.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,993,488
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSR6-1024

Putnam Retirement Advantage 2045 Fund
Class Y [PAFJX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	-$9	-0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Retirement Advantage 2045 Fund, returned 25.87%. The Fund compares its performance to the S&P Target Date To 2045 Index, which returned 19.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class Y	25.87	10.64
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2045 Index	19.79	9.05
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,993,488
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2045 Fund	PAGE 2	39357-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2045 Fund	PAGE 3	39357-ATSY-1024

Putnam Retirement Advantage 2050 Fund
Class A [PAEZX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$19	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Retirement Advantage 2050 Fund returned 26.60%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 20.71% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class A	26.60	11.06
Class A (with sales charge)	19.32	9.66
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2050 Index	20.71	9.52
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$17,299,497
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSA-1024

Putnam Retirement Advantage 2050 Fund
Class C [PAENX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$104	0.92%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Retirement Advantage 2050 Fund returned 25.60%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 20.71% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class C	25.60	10.24
Class C (with sales charge)	24.60	10.24
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2050 Index	20.71	9.52
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$17,299,497
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSC-1024

Putnam Retirement Advantage 2050 Fund
Class R [PAEQX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$64	0.57%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Retirement Advantage 2050 Fund returned 26.00%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 20.71% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R	26.00	10.61
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2050 Index	20.71	9.52
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$17,299,497
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSR-1024

Putnam Retirement Advantage 2050 Fund
Class R3 [PAGZX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$36	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R3 shares of Putnam Retirement Advantage 2050 Fund returned 26.37%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 20.71% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSR3-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R3	26.37	10.88
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2050 Index	20.71	9.52
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$17,299,497
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSR3-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSR3-1024

Putnam Retirement Advantage 2050 Fund
Class R4 [PAHAX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$8	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R4 shares of Putnam Retirement Advantage 2050 Fund returned 26.67%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 20.71% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSR4-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R4	26.67	11.14
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2050 Index	20.71	9.52
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$17,299,497
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSR4-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSR4-1024

Putnam Retirement Advantage 2050 Fund
Class R5 [PAHDX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	-$9	-0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R5 shares of Putnam Retirement Advantage 2050 Fund returned 26.87%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 20.71% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSR5-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R5	26.87	11.31
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2050 Index	20.71	9.52
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$17,299,497
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSR5-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSR5-1024

Putnam Retirement Advantage 2050 Fund
Class R6 [PAEKX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$20	-0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Retirement Advantage 2050 Fund returned 26.95%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 20.71% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R6	26.95	11.43
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2050 Index	20.71	9.52
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$17,299,497
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSR6-1024

Putnam Retirement Advantage 2050 Fund
Class Y [PHPDX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	-$9	-0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Retirement Advantage 2050 Fund returned 26.86%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 20.71% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class Y	26.86	11.31
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2050 Index	20.71	9.52
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$17,299,497
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2050 Fund	PAGE 2	39358-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2050 Fund	PAGE 3	39358-ATSY-1024

Putnam Retirement Advantage 2055 Fund
Class A [PADYX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$20	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Retirement Advantage 2055 Fund returned 27.33%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class A	27.33	11.68
Class A (with sales charge)	20.01	10.27
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2055 Index	20.77	9.53
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$9,652,534
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSA-1024

Putnam Retirement Advantage 2055 Fund
Class C [PACWX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$105	0.93%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Retirement Advantage 2055 Fund returned 26.51%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class C	26.51	10.87
Class C (with sales charge)	25.51	10.87
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2055 Index	20.77	9.53
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$9,652,534
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSC-1024

Putnam Retirement Advantage 2055 Fund
Class R [PACSX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$66	0.58%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Retirement Advantage 2055 Fund returned 26.91%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R	26.91	11.24
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2055 Index	20.77	9.53
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$9,652,534
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSR-1024

Putnam Retirement Advantage 2055 Fund
Class R3 [PAHEX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$37	0.33%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R3 shares of Putnam Retirement Advantage 2055 Fund returned 27.14%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSR3-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R3	27.14	11.51
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2055 Index	20.77	9.53
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$9,652,534
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSR3-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSR3-1024

Putnam Retirement Advantage 2055 Fund
Class R4 [PAHFX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$9	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R4 shares of Putnam Retirement Advantage 2055 Fund returned 27.48%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSR4-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R4	27.48	11.77
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2055 Index	20.77	9.53
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$9,652,534
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSR4-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSR4-1024

Putnam Retirement Advantage 2055 Fund
Class R5 [PAHGX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	-$8	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R5 shares of Putnam Retirement Advantage 2055 Fund returned 27.76%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSR5-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R5	27.76	11.94
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2055 Index	20.77	9.53
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$9,652,534
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSR5-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSR5-1024

Putnam Retirement Advantage 2055 Fund
Class R6 [PACJX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$19	-0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Retirement Advantage 2055 Fund returned 27.84%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R6	27.84	12.06
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2055 Index	20.77	9.53
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$9,652,534
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSR6-1024

Putnam Retirement Advantage 2055 Fund
Class Y [PAAWX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	-$8	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Retirement Advantage 2055 Fund returned 27.76%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 20.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class Y	27.76	11.94
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2055 Index	20.77	9.53
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$9,652,534
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2055 Fund	PAGE 2	39359-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2055 Fund	PAGE 3	39359-ATSY-1024

Putnam Retirement Advantage 2060 Fund
Class A [PAAVX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$22	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Retirement Advantage 2060 Fund, returned 28.16%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class A	28.16	12.21
Class A (with sales charge)	20.79	10.80
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2060 Index	20.85	9.74
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$7,412,769
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSA-1024

Putnam Retirement Advantage 2060 Fund
Class C [PAAPX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$107	0.94%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Retirement Advantage 2060 Fund, returned 27.21%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class C	27.21	11.37
Class C (with sales charge)	26.21	11.37
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2060 Index	20.85	9.74
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$7,412,769
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSC-1024

Putnam Retirement Advantage 2060 Fund
Class R [PAAMX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$67	0.59%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Retirement Advantage 2060 Fund, returned 27.70%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R	27.70	11.75
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2060 Index	20.85	9.74
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$7,412,769
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSR-1024

Putnam Retirement Advantage 2060 Fund
Class R3 [PAHJX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$39	0.34%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R3 shares of Putnam Retirement Advantage 2060 Fund, returned 27.98%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSR3-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R3	27.98	12.03
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2060 Index	20.85	9.74
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$7,412,769
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSR3-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSR3-1024

Putnam Retirement Advantage 2060 Fund
Class R4 [PAHKX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$10	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R4 shares of Putnam Retirement Advantage 2060 Fund, returned 28.26%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSR4-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R4	28.26	12.29
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2060 Index	20.85	9.74
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$7,412,769
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSR4-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSR4-1024

Putnam Retirement Advantage 2060 Fund
Class R5 [PAHLX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	-$7	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R5 shares of Putnam Retirement Advantage 2060 Fund, returned 28.48%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSR5-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R5	28.48	12.46
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2060 Index	20.85	9.74
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$7,412,769
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSR5-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSR5-1024

Putnam Retirement Advantage 2060 Fund
Class R6 [PAAKX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$18	-0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Retirement Advantage 2060 Fund, returned 28.70%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R6	28.70	12.59
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2060 Index	20.85	9.74
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$7,412,769
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSR6-1024

Putnam Retirement Advantage 2060 Fund
Class Y [PAKJX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	-$7	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Retirement Advantage 2060 Fund, returned 28.49%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 20.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class Y	28.49	12.46
Russell 3000 Index	26.14	13.79
Bloomberg U.S. Aggregate Index	7.30	0.03
S&P Target Date To 2060 Index	20.85	9.74
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$7,412,769
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2060 Fund	PAGE 2	39360-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2060 Fund	PAGE 3	39360-ATSY-1024

Putnam Retirement Advantage 2065 Fund
Class A [PCJZX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$23	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Retirement Advantage 2065 Fund returned 28.63%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/30/2020 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/30/2020)
Class A	28.63	11.36
Class A (with sales charge)	21.24	9.58
Russell 3000 Index	26.14	12.13
Bloomberg U.S. Aggregate Index	7.30	-1.87
S&P Target Date To 2065+ Index	21.30	9.17
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,128,427
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSA-1024

Putnam Retirement Advantage 2065 Fund
Class C [PCKBX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$108	0.95%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Retirement Advantage 2065 Fund returned 27.72%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 12/30/2020 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/30/2020)
Class C	27.72	10.52
Class C (with sales charge)	26.72	10.52
Russell 3000 Index	26.14	12.13
Bloomberg U.S. Aggregate Index	7.30	-1.87
S&P Target Date To 2065+ Index	21.30	9.17
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,128,427
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSC-1024

Putnam Retirement Advantage 2065 Fund
Class R [PCKFX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$68	0.60%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Retirement Advantage 2065 Fund returned 28.20%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 12/30/2020 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/30/2020)
Class R	28.20	10.93
Russell 3000 Index	26.14	12.13
Bloomberg U.S. Aggregate Index	7.30	-1.87
S&P Target Date To 2065+ Index	21.30	9.17
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,128,427
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSR-1024

Putnam Retirement Advantage 2065 Fund
Class R3 [PCKGX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$40	0.35%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R3 shares of Putnam Retirement Advantage 2065 Fund returned 28.47%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSR3-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 12/30/2020 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/30/2020)
Class R3	28.47	11.21
Russell 3000 Index	26.14	12.13
Bloomberg U.S. Aggregate Index	7.30	-1.87
S&P Target Date To 2065+ Index	21.30	9.17
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,128,427
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSR3-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSR3-1024

Putnam Retirement Advantage 2065 Fund
Class R4 [PCKHX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$11	0.10%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R4 shares of Putnam Retirement Advantage 2065 Fund returned 28.81%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSR4-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 12/30/2020 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/30/2020)
Class R4	28.81	11.48
Russell 3000 Index	26.14	12.13
Bloomberg U.S. Aggregate Index	7.30	-1.87
S&P Target Date To 2065+ Index	21.30	9.17
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,128,427
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSR4-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSR4-1024

Putnam Retirement Advantage 2065 Fund
Class R5 [PCKIX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	-$6	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R5 shares of Putnam Retirement Advantage 2065 Fund returned 29.08%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSR5-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 12/30/2020 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/30/2020)
Class R5	29.08	11.65
Russell 3000 Index	26.14	12.13
Bloomberg U.S. Aggregate Index	7.30	-1.87
S&P Target Date To 2065+ Index	21.30	9.17
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,128,427
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSR5-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSR5-1024

Putnam Retirement Advantage 2065 Fund
Class R6 [PCKJX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	-$17	-0.15%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Retirement Advantage 2065 Fund returned 29.20%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 12/30/2020 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/30/2020)
Class R6	29.20	11.74
Russell 3000 Index	26.14	12.13
Bloomberg U.S. Aggregate Index	7.30	-1.87
S&P Target Date To 2065+ Index	21.30	9.17
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,128,427
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSR6-1024

Putnam Retirement Advantage 2065 Fund
Class Y [PCKEX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	-$6	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Retirement Advantage 2065 Fund returned 28.97%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 21.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental U.S. Large Cap Value strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying High Yield Fixed Income strategy
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 12/30/2020 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/30/2020)
Class Y	28.97	11.64
Russell 3000 Index	26.14	12.13
Bloomberg U.S. Aggregate Index	7.30	-1.87
S&P Target Date To 2065+ Index	21.30	9.17
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,128,427
Total Number of Portfolio Holdings*	3
Total Management Fee Paid	$0
Portfolio Turnover Rate	33%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage 2065 Fund	PAGE 2	39413-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage 2065 Fund	PAGE 3	39413-ATSY-1024

Putnam Retirement Advantage Maturity Fund
Class A [POMGX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$44	0.41%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Retirement Advantage Maturity Fund returned 14.72%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 11.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental US Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class A	14.72	3.95
Class A (with sales charge)	10.13	3.04
Bloomberg U.S. Aggregate Index	7.30	0.03
Russell 3000 Index	26.14	13.79
S&P Target Date To Retirement Income Index	11.68	4.14
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class A shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,594,403
Total Number of Portfolio Holdings*	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSA-1024

Putnam Retirement Advantage Maturity Fund
Class C [PLFGX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$124	1.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Retirement Advantage Maturity Fund returned 13.90%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 11.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental US Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class C	13.90	3.17
Class C (with sales charge)	12.90	3.17
Bloomberg U.S. Aggregate Index	7.30	0.03
Russell 3000 Index	26.14	13.79
S&P Target Date To Retirement Income Index	11.68	4.14
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class C shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,594,403
Total Number of Portfolio Holdings*	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSC-1024

Putnam Retirement Advantage Maturity Fund
Class R [PAKYX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$87	0.81%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Retirement Advantage Maturity Fund returned 14.32%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 11.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental US Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R	14.32	3.52
Bloomberg U.S. Aggregate Index	7.30	0.03
Russell 3000 Index	26.14	13.79
S&P Target Date To Retirement Income Index	11.68	4.14
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,594,403
Total Number of Portfolio Holdings*	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSR-1024

Putnam Retirement Advantage Maturity Fund
Class R3 [PAHMX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$60	0.56%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R3 shares of Putnam Retirement Advantage Maturity Fund returned 14.63%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 11.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental US Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSR3-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R3 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R3	14.63	3.79
Bloomberg U.S. Aggregate Index	7.30	0.03
Russell 3000 Index	26.14	13.79
S&P Target Date To Retirement Income Index	11.68	4.14
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R3 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,594,403
Total Number of Portfolio Holdings*	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSR3-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSR3-1024

Putnam Retirement Advantage Maturity Fund
Class R4 [PAHNX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$33	0.31%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R4 shares of Putnam Retirement Advantage Maturity Fund returned 14.92%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 11.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental US Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSR4-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R4 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R4	14.92	4.04
Bloomberg U.S. Aggregate Index	7.30	0.03
Russell 3000 Index	26.14	13.79
S&P Target Date To Retirement Income Index	11.68	4.14
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R4 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,594,403
Total Number of Portfolio Holdings*	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSR4-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSR4-1024

Putnam Retirement Advantage Maturity Fund
Class R5 [PAHOX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$17	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R5 shares of Putnam Retirement Advantage Maturity Fund returned 15.04%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 11.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental US Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSR5-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R5	15.04	4.18
Bloomberg U.S. Aggregate Index	7.30	0.03
Russell 3000 Index	26.14	13.79
S&P Target Date To Retirement Income Index	11.68	4.14
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,594,403
Total Number of Portfolio Holdings*	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSR5-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSR5-1024

Putnam Retirement Advantage Maturity Fund
Class R6 [PADLX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$6	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Retirement Advantage Maturity Fund returned 15.14%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 11.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental US Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class R6	15.14	4.30
Bloomberg U.S. Aggregate Index	7.30	0.03
Russell 3000 Index	26.14	13.79
S&P Target Date To Retirement Income Index	11.68	4.14
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,594,403
Total Number of Portfolio Holdings*	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSR6-1024

Putnam Retirement Advantage Maturity Fund
Class Y [PAETX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$17	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Retirement Advantage Maturity Fund returned 15.04%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 11.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection effects relative to the benchmark within these underlying strategies:
↑	Quantitative Large Cap Core strategy
↑	Fundamental US Large Cap Value strategy
↑	Quantitative International Equity strategy
There were no significant detractors to performance during the period.
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 12/31/2019 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (12/31/2019)
Class Y	15.04	4.18
Bloomberg U.S. Aggregate Index	7.30	0.03
Russell 3000 Index	26.14	13.79
S&P Target Date To Retirement Income Index	11.68	4.14
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 9/1/2020. Returns for periods before 9/1/2020 are based on the Fund’s Class R6 performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$16,594,403
Total Number of Portfolio Holdings*	2
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%
*	Includes derivatives, if applicable.
Putnam Retirement Advantage Maturity Fund	PAGE 2	39361-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets held in the underlying portfolios. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Retirement Advantage Maturity Fund	PAGE 3	39361-ATSY-1024

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
August 31, 2024	$192,328	$ —	$65,914	$ —
August 31, 2023	$181,722	$ —	$66,914	$ —

For the fiscal years ended August 31, 2024 and August 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $1,096,711 and $308,657 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
August 31, 2024	$ —	$861,963	$168,834	$1,030,797
August 31, 2023	$ —	$241,743	$ —	$241,743

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Retirement Advantage
Funds

Financial Statements and Other Important Information

Annual | August 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Target Date Funds and Shareholders of

Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund,

Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund,

Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund,

Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund,

Putnam Retirement Advantage 2025 Fund and Putnam Retirement Advantage Maturity Fund:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the funds' portfolios, of each of the funds indicated in the table below (ten of the funds constituting Putnam Target Date Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Fund
Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2060 Fund
Putnam Retirement Advantage 2055 Fund
Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2045 Fund
Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage Maturity Fund

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Retirement Advantage Funds	1

The funds’ portfolios 8/31/24
2065 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.6%)*
Putnam Dynamic Asset Allocation Equity Fund Class P Ω	57,647	$881,427
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	11,181	242,185
Total asset allocation funds (cost $948,719)		$1,123,612

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Short Term Investment Fund Class G 5.44% Ω	5,116	$5,116
Total short-term investments (cost $5,116)		$5,116

TOTAL INVESTMENTS
Total investments (cost $953,835)		$1,128,728

*Percentages indicated are based on net assets of $1,128,427.

2060 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P Ω	313,979	$4,800,734
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	118,835	2,573,970
Total asset allocation funds (cost $6,441,613)		$7,374,704

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Short Term Investment Fund Class G 5.44% Ω	37,290	$37,290
Total short-term investments (cost $37,290)		$37,290

TOTAL INVESTMENTS
Total investments (cost $6,478,903)		$7,411,994

*Percentages indicated are based on net assets of $7,412,769.

2055 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P Ω	262,451	$4,012,870
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	258,056	5,589,497
Total asset allocation funds (cost $8,341,991)		$9,602,367

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Short Term Investment Fund Class G 5.44% Ω	48,834	$48,834
Total short-term investments (cost $48,834)		$48,834

TOTAL INVESTMENTS
Total investments (cost $8,390,825)		$9,651,201

*Percentages indicated are based on net assets of $9,652,534.

2050 Fund	Shares	Value
ASSET ALLOCATION FUNDS (99.2%)*
Putnam Dynamic Asset Allocation Equity Fund Class P Ω	195,077	$2,982,730
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	654,430	14,174,961
Total asset allocation funds (cost $15,370,031)		$17,157,691

SHORT-TERM INVESTMENTS (0.8%)*
Putnam Short Term Investment Fund Class G 5.44% Ω	139,162	$139,162
Total short-term investments (cost $139,162)		$139,162

TOTAL INVESTMENTS
Total investments (cost $15,509,193)		$17,296,853

*Percentages indicated are based on net assets of $17,299,497.

2
Retirement Advantage Funds

The funds’ portfolios 8/31/24 cont.

2045 Fund	Shares	Value
ASSET ALLOCATION FUNDS (97.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P Ω	29,317	$509,826
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	743,050	16,094,458
Total asset allocation funds (cost $14,182,777)		$16,604,284

SHORT-TERM INVESTMENTS (2.3%)*
Putnam Short Term Investment Fund Class G 5.44% Ω	386,387	$386,387
Total short-term investments (cost $386,387)		$386,387

TOTAL INVESTMENTS
Total investments (cost $14,569,164)		$16,990,671

*Percentages indicated are based on net assets of $16,993,488.

2040 Fund	Shares	Value
ASSET ALLOCATION FUNDS (96.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P Ω	545,247	$9,481,850
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	610,285	13,218,778
Total asset allocation funds (cost $20,036,547)		$22,700,628

SHORT-TERM INVESTMENTS (3.3%)*
Putnam Short Term Investment Fund Class G 5.44% Ω	763,424	$763,424
Total short-term investments (cost $763,424)		$763,424

TOTAL INVESTMENTS
Total investments (cost $20,799,971)		$23,464,052

*Percentages indicated are based on net assets of $23,466,929.

2035 Fund	Shares	Value
ASSET ALLOCATION FUNDS (94.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P Ω	1,433,605	$24,930,396
Putnam Dynamic Asset Allocation Conservative Fund Class P Ω	12,459	137,544
Putnam Dynamic Asset Allocation Growth Fund Class P Ω	48,353	1,047,318
Total asset allocation funds (cost $23,053,709)		$26,115,258

MULTI-ASSET INCOME FUNDS (0.8%)*
Putnam Multi-Asset Income Fund Class P Ω	20,386	$220,172
Total multi-asset income funds (cost $213,731)		$220,172

SHORT-TERM INVESTMENTS (4.3%)*
Putnam Short Term Investment Fund Class G 5.44% Ω	1,187,578	$1,187,578
Total short-term investments (cost $1,187,578)		$1,187,578

TOTAL INVESTMENTS
Total investments (cost $24,455,018)		$27,523,008

*Percentages indicated are based on net assets of $27,524,221.

Retirement Advantage Funds
3

The funds’ portfolios 8/31/24 cont.
2030 Fund	Shares	Value
ASSET ALLOCATION FUNDS (79.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P Ω	646,129	$11,236,177
Putnam Dynamic Asset Allocation Conservative Fund Class P Ω	1,167,497	12,889,169
Total asset allocation funds (cost $21,955,276)		$24,125,346

MULTI-ASSET INCOME FUNDS (14.9%)*
Putnam Multi-Asset Income Fund Class P Ω	418,537	$4,520,195
Total multi-asset income funds (cost $4,244,600)		$4,520,195

SHORT-TERM INVESTMENTS (5.5%)*
Putnam Short Term Investment Fund Class G 5.44% Ω	1,671,133	$1,671,133
Total short-term investments (cost $1,671,133)		$1,671,133

TOTAL INVESTMENTS
Total investments (cost $27,871,009)		$30,316,674

*Percentages indicated are based on net assets of $30,317,882.

2025 Fund	Shares	Value
MULTI-ASSET INCOME FUNDS (74.0%)*
Putnam Multi-Asset Income Fund Class P Ω	1,251,501	$13,516,208
Total multi-asset income funds (cost $12,488,478)		$13,516,208

ASSET ALLOCATION FUNDS (20.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P Ω	44,178	$768,249
Putnam Dynamic Asset Allocation Conservative Fund Class P Ω	263,195	2,905,678
Total asset allocation funds (cost $3,300,336)		$3,673,927

SHORT-TERM INVESTMENTS (5.8%)*
Putnam Short Term Investment Fund Class G 5.44% Ω	1,067,378	$1,067,378
Total short-term investments (cost $1,067,378)		$1,067,378

TOTAL INVESTMENTS
Total investments (cost $16,856,192)		$18,257,513

*Percentages indicated are based on net assets of $18,255,520.

Maturity Fund	Shares	Value
MULTI-ASSET INCOME FUNDS (94.2%)*
Putnam Multi-Asset Income Fund Class P Ω	1,446,670	$15,624,033
Total multi-asset income funds (cost $14,491,461)		$15,624,033

SHORT-TERM INVESTMENTS (5.9%)*
Putnam Short Term Investment Fund Class G 5.44% Ω	972,681	$972,681
Total short-term investments (cost $972,681)		$972,681

TOTAL INVESTMENTS
Total investments (cost $15,464,142)		$16,596,714

*Percentages indicated are based on net assets of $16,594,403.

4
Retirement Advantage Funds

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from September 1, 2023 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820Fair Value Measurements and Disclosures.
Ω	Affiliated company (Note 5). For investments in Putnam Short Term Investment Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:
Level 1 : Valuations based on quoted prices for identical securities in active markets.
Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:
2065 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$242,185	$881,427	$—
Short-Term Investments	—	5,116	—
Totals by level	$242,185	$886,543	$—
2060 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$2,573,970	$4,800,734	$—
Short-Term Investments	—	37,290	—
Totals by level	$2,573,970	$4,838,024	$—
2055 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$5,589,497	$4,012,870	$—
Short-Term Investments	—	48,834	—
Totals by level	$5,589,497	$4,061,704	$—
2050 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$14,174,961	$2,982,730	$—
Short-Term Investments	—	139,162	—
Totals by level	$14,174,961	$3,121,892	$—
2045 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$16,604,284	$—	$—
Short-Term Investments	—	386,387	—
Totals by level	$16,604,284	$386,387	$—
2040 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$22,700,628	$—	$—
Short-Term Investments	—	763,424	—
Totals by level	$22,700,628	$763,424	$—
2035 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$26,115,258	$—	$—
Multi-Asset Income Funds	220,172	—	—
Short-Term Investments	—	1,187,578	—
Totals by level	$26,335,430	$1,187,578	$—

Retirement Advantage Funds
5

2030 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$24,125,346	$—	$—
Multi-Asset Income Funds	4,520,195	—	—
Short-Term Investments	—	1,671,133	—
Totals by level	$28,645,541	$1,671,133	$—
2025 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset Allocation Funds	$3,673,927	$—	$—
Multi-Asset Income Funds	13,516,208	—	—
Short-Term Investments	—	1,067,378	—
Totals by level	$17,190,135	$1,067,378	$—
Maturity Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Multi-Asset Income Funds	$15,624,033	$—	$—
Short-Term Investments	—	972,681	—
Totals by level	$15,624,033	$972,681	$—

The accompanying notes are an integral part of these financial statements.

6
Retirement Advantage Funds

Financial Statements

Statement of assets and liabilities

8/31/24

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying Putnam funds, at value (Notes 1 and 5)	$1,128,728	$7,411,994	$9,651,201	$17,296,853	$16,990,671
Cash	—	73	55	38	116
Receivable for income distributions from underlying Putnam fund shares	25	128	184	454	1,594
Receivable for shares of the fund sold	1,288	19,003	26,793	34,259	25,135
Receivable for investments sold	—	—	—	2,372	1,876
Receivable from Manager (Note 2)	8,354	17,473	20,094	29,488	39,608
Total assets	1,138,395	7,448,671	9,698,327	17,363,464	17,059,000

LIABILITIES
Payable for investments purchased	1,315	19,142	26,991	34,757	26,845
Payable for shares of the fund repurchased	—	—	—	2,371	1,876
Payable for investor servicing fees (Note 2)	211	360	461	656	931
Payable for distribution fees (Note 2)	393	380	459	371	806
Payable for postage expense	2,303	2,343	2,245	2,305	2,307
Payable for reports to shareholders	3,893	4,404	2,399	3,067	3,972
Payable for auditing and tax fee	1,784	8,629	12,544	18,968	28,084
Other accrued expenses	69	644	694	1,472	691
Total liabilities	9,968	35,902	45,793	63,967	65,512
Net assets	$1,128,427	$7,412,769	$9,652,534	$17,299,497	$16,993,488

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$941,331	$6,586,281	$8,510,283	$15,748,700	$14,875,688
Total distributable earnings (Note 1)	187,096	826,488	1,142,251	1,550,797	2,117,800
Total — Representing net assets applicable to capital outstanding	$1,128,427	$7,412,769	$9,652,534	$17,299,497	$16,993,488

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$645,049	$624,679	$648,605	$780,476	$1,156,062
Number of shares outstanding	51,108	51,508	52,759	66,833	97,522
Net asset value and redemption price	$12.62	$12.13	$12.29	$11.68	$11.85
Offering price per class A share (100/94.25 of Class A net asset value)*	$13.39	$12.87	$13.04	$12.39	$12.57
Offering price per class A share (100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	N/A
Computation of net asset value and offering price Class C
Net Assets	$67,181	$71,095	$112,653	$24,627	$140,465
Number of shares outstanding	5,395	5,959	9,249	2,118	11,900
Net asset value and offering price***	$12.45	$11.93	$12.18	$11.63	$11.80
Computation of net asset value, offering price and redemption price Class R
Net Assets	$19,094	$16,207	$15,540	$15,175	$150,194
Number of shares outstanding	1,518	1,341	1,264	1,298	12,658
Net asset value, offering price and redemption price	$12.57†	$12.09	$12.30†	$11.69	$11.87
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$14,767	$15,991	$15,693	$15,325	$14,961
Number of shares outstanding	1,167	1,317	1,273	1,308	1,259
Net asset value, offering price and redemption price	$12.66†	$12.14	$12.32†	$11.71†	$11.89†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$74,750	$23,823	$38,347	$70,857	$71,859
Number of shares outstanding	5,903	1,960	3,107	6,045	6,041
Net asset value, offering price and redemption price	$12.66	$12.15	$12.34	$11.72	$11.90
(Continued on next page)

Retirement Advantage Funds 7

Statement of assets and liabilities 8/31/24 cont.
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE cont.	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$14,985	$16,244	$15,940	$15,567	$15,198
Number of shares outstanding	1,180	1,334	1,290	1,325	1,275
Net asset value, offering price and redemption price	$12.70	$12.18	$12.36	$11.75	$11.92
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$275,250	$6,620,422	$8,787,825	$16,360,545	$15,302,244
Number of shares outstanding	21,680	543,276	710,458	1,391,699	1,282,953
Net asset value, offering price and redemption price	$12.70	$12.19	$12.37	$11.76	$11.93
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$17,351	$24,308	$17,931	$16,925	$142,505
Number of shares outstanding	1,367	1,996	1,451	1,441	11,960
Net asset value, offering price and redemption price	$12.69	$12.18	$12.36	$11.75	$11.92
Cost of investments (Note 1)	$953,835	$6,478,903	$8,390,825	$15,509,193	$14,569,164
*	On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
***	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

8	Retirement Advantage Funds

Statement of assets and liabilities 8/31/24 cont.
ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Investments in affiliated underlying Putnam funds, at value (Notes 1 and 5)	$23,464,052	$27,523,008	$30,316,674	$18,257,513	$16,596,714
Cash	54	68	62	158	43
Receivable for income distributions from underlying Putnam fund shares	2,806	4,851	5,951	4,933	4,000
Receivable for shares of the fund sold	38,238	36,789	41,418	108,647	8,112
Receivable for investments sold	4,413	135,263	157	519	78,462
Receivable from Manager (Note 2)	43,690	53,693	52,585	39,152	34,242
Total assets	23,553,253	27,753,672	30,416,847	18,410,922	16,721,573

LIABILITIES
Payable for shares of the fund repurchased	4,413	135,263	157	519	78,462
Payable for investments purchased	41,273	41,999	47,871	113,900	12,407
Payable for investor servicing fees (Note 2)	992	1,469	1,340	982	746
Payable for distribution fees (Note 2)	590	1,304	860	671	331
Payable for reports to shareholders	3,343	3,618	3,225	2,438	708
Payable for auditing and tax fee	31,836	42,209	41,203	34,022	31,961
Payable for postage expense	2,284	2,276	2,272	2,242	2,150
Other accrued expenses	1,593	1,313	2,037	628	405
Total liabilities	86,324	229,451	98,965	155,402	127,170
Net assets	$23,466,929	$27,524,221	$30,317,882	$18,255,520	$16,594,403

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$21,059,039	$25,263,288	$28,988,000	$17,595,528	$16,356,411
Total distributable earnings (Note 1)	2,407,890	2,260,933	1,329,882	659,992	237,992
Total — Representing net assets applicable to capital outstanding	$23,466,929	$27,524,221	$30,317,882	$18,255,520	$16,594,403

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$1,161,259	$3,517,545	$1,833,528	$1,438,113	$717,838
Number of shares outstanding	101,643	312,921	169,509	134,410	67,584
Net asset value and redemption price	$11.42	$11.24	$10.82	$10.70	$10.62
Offering price per class A share (100/94.25 of Class A net asset value)*	$12.12	$11.93	$11.48	$11.35	N/A
Offering price per class A share (100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$11.06
Computation of net asset value and offering price Class C
Net Assets	$73,829	$143,100	$86,919	$78,486	$10,914
Number of shares outstanding	6,489	12,816	8,124	7,388	1,045
Net asset value and offering price ***	$11.38	$11.17	$10.70	$10.62	$10.44
Computation of net asset value, offering price and redemption price Class R
Net Assets	$14,419	$13,783	$12,706	$11,481	$11,042
Number of shares outstanding	1,262	1,227	1,172	1,075	1,049
Net asset value, offering price and redemption price	$11.43	$11.24†	$10.84	$10.68	$10.52†
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$14,561	$13,919	$12,831	$11,594	$11,135
Number of shares outstanding	1,272	1,235	1,182	1,083	1,053
Net asset value, offering price and redemption price	$11.45	$11.27	$10.86	$10.70†	$10.58†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$75,967	$48,831	$18,747	$11,708	$14,355
Number of shares outstanding	6,631	4,331	1,708	1,093	1,349
Net asset value, offering price and redemption price	$11.46	$11.27	$10.97†	$10.71	$10.64
(Continued on next page)
Retirement Advantage Funds 9

Statement of assets and liabilities 8/31/24 cont.
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE cont.	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$14,792	$14,139	$13,034	$11,777	$11,289
Number of shares outstanding	1,288	1,251	1,197	1,098	1,058
Net asset value, offering price and redemption price	$11.48	$11.30	$10.89	$10.73	$10.67
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$22,073,805	$23,724,387	$27,501,920	$16,674,718	$15,790,349
Number of shares outstanding	1,920,569	2,098,326	2,524,619	1,553,497	1,476,438
Net asset value, offering price and redemption price	$11.49	$11.31	$10.89	$10.73	$10.69
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$38,297	$48,517	$838,197	$17,643	$27,481
Number of shares outstanding	3,337	4,295	77,006	1,644	2,575
Net asset value, offering price and redemption price	$11.48	$11.30	$10.88	$10.73	$10.67
Cost of investments (Note 1)	$20,799,971	$24,455,018	$27,871,009	$16,856,192	$15,464,142
*	On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
***	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

10	Retirement Advantage Funds

Statement of operations

Year ended 8/31/24

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying Putnam fund shares (Note 5)	$6,094	$37,153	$76,394	$151,444	$293,776

EXPENSES
Compensation of Manager (Note 2)	3,473	16,428	23,340	34,474	49,871
Investor servicing fees (Note 2)	929	1,639	2,043	2,866	4,387
Distribution fees (Note 2)	1,572	1,739	1,911	1,680	3,122
Blue sky expense	70,891	69,155	69,488	69,269	69,455
Auditing and tax fees	2,784	9,129	13,044	19,468	30,084
Reports to shareholder	5,786	6,773	3,860	4,856	6,053
Other	4,274	4,941	4,852	5,733	4,929
Fees waived and reimbursed by Manager (Note 2)	(88,586)	(113,283)	(125,131)	(150,560)	(185,224)
Total expenses	1,123	(3,479)	(6,593)	(12,214)	(17,323)
Net investment income	4,971	40,632	82,987	163,658	311,099

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares (Notes 1 and 3)	13,587	(1,012)	(47,693)	(133,802)	(176,588)
Capital gain distribution from underlying Putnam fund shares (Note 5)	8,818	45,503	72,011	115,288	191,980
Total net realized gain (loss)	22,405	44,491	24,318	(18,514)	15,392
Change in net unrealized appreciation on:
Underlying Putnam fund shares	175,322	909,276	1,293,213	1,899,768	2,547,003
Total change in net unrealized appreciation	175,322	909,276	1,293,213	1,899,768	2,547,003
Net gain on investments	197,727	953,767	1,317,531	1,881,254	2,562,395
Net increase in net assets resulting from operations	$202,698	$994,399	$1,400,518	$2,044,912	$2,873,494
INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Income distributions from underlying Putnam fund shares (Note 5)	$332,064	$426,766	$512,009	$556,589	$576,014

EXPENSES
Compensation of Manager (Note 2)	55,157	71,293	67,802	54,527	49,890
Investor servicing fees (Note 2)	4,674	6,825	6,048	5,257	4,309
Distribution fees (Note 2)	2,774	5,419	4,161	3,745	1,859
Blue sky expense	70,665	69,744	71,086	69,279	69,155
Auditing and tax fees	32,336	42,709	41,703	34,522	32,461
Reports to shareholder	5,323	5,580	4,971	3,577	1,244
Other	5,787	5,498	6,173	4,709	4,352
Fees waived and reimbursed by Manager (Note 2)	(193,094)	(218,543)	(212,951)	(170,026)	(151,996)
Total expenses	(16,378)	(11,475)	(11,007)	5,590	11,274
Net investment income	348,442	438,241	523,016	550,999	564,740

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares (Notes 1 and 3)	(56,410)	(296,770)	(414,904)	(103,952)	(397,245)
Capital gain distribution from underlying Putnam fund shares (Note 5)	204,853	248,892	123,757	14,167	—
Total net realized gain (loss)	148,443	(47,878)	(291,147)	(89,785)	(397,245)
Change in net unrealized appreciation on:
Underlying Putnam Fund shares	2,682,338	3,501,725	3,006,009	1,867,165	1,937,910
Total change in net unrealized appreciation	2,682,338	3,501,725	3,006,009	1,867,165	1,937,910
Net gain on investments	2,830,781	3,453,847	2,714,862	1,777,380	1,540,665
Net increase in net assets resulting from operations	$3,179,223	$3,892,088	$3,237,878	$2,328,379	$2,105,405
The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 11

Statement of changes in net assets

2065 Fund — INCREASE IN NET ASSETS	Year ended 8/31/24	Year ended 8/31/23
Operations
Net investment income	$4,971	$1,683
Net realized gain of underlying Putnam fund shares	22,405	16,455
Net unrealized appreciation of underlying Putnam fund shares	175,322	27,577
Net increase in net assets resulting from operations	202,698	45,715
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(3,231)	(124)
Class C	(363)	—
Class R	(154)	—
Class R3	(129)	(1)
Class R4	(939)	(145)
Class R5	(173)	(42)
Class R6	(2,174)	(227)
Class Y	(377)	(91)
From capital gain on investments
Net realized long-term gain on investments
Class A	(11,218)	(2,260)
Class C	(1,689)	(623)
Class R	(647)	(459)
Class R3	(496)	(460)
Class R4	(2,872)	(1,805)
Class R5	(500)	(462)
Class R6	(6,139)	(1,970)
Class Y	(1,049)	(994)
Increase from capital share transactions (Note 4)	434,410	312,564
Total increase in net assets	604,958	348,616

NET ASSETS
Beginning of period	523,469	174,853
End of year	$1,128,427	$523,469

The accompanying notes are an integral part of these financial statements.

12	Retirement Advantage Funds

Statement of changes in net assets  cont.

2060 Fund — INCREASE IN NET ASSETS	Year ended 8/31/24	Year ended 8/31/23
Operations
Net investment income	$40,632	$18,215
Net realized gain of underlying Putnam fund shares	44,491	40,806
Net unrealized appreciation of underlying Putnam fund shares	909,276	228,914
Net increase in net assets resulting from operations	994,399	287,935
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(7,205)	(395)
Class C	(621)	—
Class R	(163)	—
Class R3	(192)	(7)
Class R4	(485)	(80)
Class R5	(242)	(52)
Class R6	(46,736)	(7,565)
Class Y	(373)	(69)
From capital gain on investments
Net realized long-term gain on investments
Class A	(26,353)	(8,096)
Class C	(2,506)	(644)
Class R	(804)	(632)
Class R3	(807)	(634)
Class R4	(1,756)	(1,229)
Class R5	(814)	(637)
Class R6	(149,464)	(76,060)
Class Y	(1,246)	(848)
Increase from capital share transactions (Note 4)	4,139,633	1,082,445
Total increase in net assets	4,894,265	1,273,432

NET ASSETS
Beginning of year	2,518,504	1,245,072
End of year	$7,412,769	$2,518,504

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 13

Statement of changes in net assets cont.

2055 Fund — INCREASE IN NET ASSETS	Year ended 8/31/24	Year ended 8/31/23
Operations
Net investment income	$82,987	$41,483
Net realized gain (loss) of underlying Putnam fund shares	24,318	(22,068)
Net unrealized appreciation of underlying Putnam fund shares	1,293,213	459,558
Net increase in net assets resulting from operations	1,400,518	478,973
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(6,256)	(1,026)
Class C	(434)	—
Class R	(215)	(3)
Class R3	(245)	(32)
Class R4	(569)	(172)
Class R5	(295)	(76)
Class R6	(94,746)	(25,574)
Class Y	(327)	(82)
From capital gain on investments
Net realized long-term gain on investments
Class A	(7,048)	(14,309)
Class C	(593)	(1,057)
Class R	(302)	(856)
Class R3	(304)	(858)
Class R4	(636)	(2,270)
Class R5	(307)	(863)
Class R6	(94,746)	(251,481)
Class Y	(339)	(919)
Increase from capital share transactions (Note 4)	4,556,502	561,794
Total increase in net assets	5,749,658	741,189

NET ASSETS
Beginning of year	3,902,876	3,161,687
End of year	$9,652,534	$3,902,876

The accompanying notes are an integral part of these financial statements.

14	Retirement Advantage Funds

Statement of changes in net assets cont.

2050 Fund — INCREASE IN NET ASSETS	Year ended 8/31/24	Year ended 8/31/23
Operations
Net investment income	$163,658	$59,037
Net realized loss of underlying Putnam fund shares	(18,514)	(15,002)
Net unrealized appreciation of underlying Putnam fund shares	1,899,768	619,894
Net increase in net assets resulting from operations	2,044,912	663,929
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(10,982)	(1,518)
Class C	(264)	—
Class R	(263)	(21)
Class R3	(293)	(49)
Class R4	(1,223)	(254)
Class R5	(344)	(93)
Class R6	(164,747)	(43,257)
Class Y	(372)	(102)
From capital gain on investments
Net realized long-term gain on investments
Class A	(10,726)	(17,835)
Class C	(353)	(972)
Class R	(311)	(976)
Class R3	(313)	(979)
Class R4	(1,176)	(2,941)
Class R5	(315)	(984)
Class R6	(146,636)	(408,598)
Class Y	(344)	(1,070)
Increase from capital share transactions (Note 4)	9,483,492	1,518,174
Total increase in net assets	11,189,742	1,702,454

NET ASSETS
Beginning of year	6,109,755	4,407,301
End of year	$17,299,497	$6,109,755

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 15

Statement of changes in net assets cont.

2045 Fund — INCREASE IN NET ASSETS	Year ended 8/31/24	Year ended 8/31/23
Operations
Net investment income	$311,099	$113,533
Net realized gain (loss) of underlying Putnam fund shares	15,392	(306,705)
Net unrealized appreciation of underlying Putnam fund shares	2,547,003	1,249,266
Net increase in net assets resulting from operations	2,873,494	1,056,094
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(15,721)	(4,535)
Class C	(628)	(63)
Class R	(262)	(64)
Class R3	(291)	(91)
Class R4	(1,990)	(950)
Class R5	(341)	(136)
Class R6	(275,903)	(114,180)
Class Y	(2,715)	(136)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(39,696)
Class C	—	(2,058)
Class R	—	(1,009)
Class R3	—	(1,013)
Class R4	—	(7,524)
Class R5	—	(1,018)
Class R6	—	(783,067)
Class Y	—	(1,018)
Increase from capital share transactions (Note 4)	4,297,626	1,647,807
Total increase in net assets	6,873,269	1,747,343

NET ASSETS
Beginning of year	10,120,219	8,372,876
End of year	$16,993,488	$10,120,219

The accompanying notes are an integral part of these financial statements.

16	Retirement Advantage Funds

Statement of changes in net assets cont.

2040 Fund — INCREASE IN NET ASSETS	Year ended 8/31/24	Year ended 8/31/23
Operations
Net investment income	$348,442	$125,124
Net realized gain (loss) of underlying Putnam fund shares	148,443	(304,793)
Net unrealized appreciation of underlying Putnam fund shares	2,682,338	1,171,950
Net increase in net assets resulting from operations	3,179,223	992,281
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(23,347)	(2,107)
Class C	(516)	(46)
Class R	(240)	(63)
Class R3	(271)	(90)
Class R4	(1,492)	(504)
Class R5	(319)	(135)
Class R6	(293,209)	(101,843)
Class Y	(763)	(135)
From capital gain on investments
Net realized long-term gain on investments
Class A	(7,162)	(19,540)
Class C	(225)	(1,524)
Class R	(95)	(1,064)
Class R3	(95)	(1,067)
Class R4	(471)	(4,298)
Class R5	(95)	(1,072)
Class R6	(85,197)	(749,168)
Class Y	(227)	(1,072)
Increase from capital share transactions (Note 4)	10,168,463	3,244,700
Total increase in net assets	12,933,962	3,353,253

NET ASSETS
Beginning of year	10,532,967	7,179,714
End of year	$23,466,929	$10,532,967

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 17

Statement of changes in net assets cont.

2035 Fund — INCREASE IN NET ASSETS	Year ended 8/31/24	Year ended 8/31/23
Operations
Net investment income	$438,241	$281,704
Net realized loss of underlying Putnam fund shares	(47,878)	(445,377)
Net unrealized appreciation of underlying Putnam fund shares	3,501,725	1,612,944
Net increase in net assets resulting from operations	3,892,088	1,449,271
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(57,961)	(2,992)
Class C	(261)	—
Class R	(303)	—
Class R3	(332)	(18)
Class R4	(1,083)	(119)
Class R5	(379)	(61)
Class R6	(458,707)	(85,721)
Class Y	(634)	(101)
From capital gain on investments
Net realized long-term gain on investments
Class A	(24,485)	(54,569)
Class C	(151)	(1,098)
Class R	(151)	(758)
Class R3	(152)	(759)
Class R4	(453)	(1,753)
Class R5	(153)	(764)
Class R6	(179,555)	(913,918)
Class Y	(256)	(1,277)
Increase from capital share transactions (Note 4)	8,255,080	2,702,288
Total increase in net assets	11,422,152	3,087,651

NET ASSETS
Beginning of year	16,102,069	13,014,418
End of year	$27,524,221	$16,102,069

The accompanying notes are an integral part of these financial statements.

18	Retirement Advantage Funds

Statement of changes in net assets cont.

2030 Fund — INCREASE IN NET ASSETS	Year ended 8/31/24	Year ended 8/31/23
Operations
Net investment income	$523,016	$293,589
Net realized loss of underlying Putnam fund shares	(291,147)	(689,545)
Net unrealized appreciation of underlying Putnam fund shares	3,006,009	1,284,973
Net increase in net assets resulting from operations	3,237,878	889,017
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(24,591)	(7,603)
Class C	(2,052)	(447)
Class R	(197)	(95)
Class R3	(224)	(121)
Class R4	(200)	(1,417)
Class R5	(270)	(164)
Class R6	(363,744)	(196,212)
Class Y	(361)	(191)
From capital gain on investments
Net realized long-term gain on investments
Class A	(8,573)	(28,958)
Class C	(987)	(3,088)
Class R	(87)	(554)
Class R3	(88)	(556)
Class R4	(121)	(5,099)
Class R5	(88)	(558)
Class R6	(114,234)	(627,390)
Class Y	(118)	(648)
Increase from capital share transactions (Note 4)	12,991,190	2,282,327
Total increase in net assets	15,713,133	2,298,243

NET ASSETS
Beginning of year	14,604,749	12,306,506
End of year	$30,317,882	$14,604,749

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 19

Statement of changes in net assets cont.

2025 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 8/31/24	Year ended 8/31/23
Operations
Net investment income	$550,999	$273,007
Net realized loss of underlying Putnam fund shares	(89,785)	(768,396)
Net unrealized appreciation of underlying Putnam fund shares	1,867,165	1,026,563
Net increase in net assets resulting from operations	2,328,379	531,174
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(38,796)	(4,548)
Class C	(1,203)	—
Class R	(278)	(9)
Class R3	(305)	(33)
Class R4	(3,361)	(697)
Class R5	(347)	(74)
Class R6	(385,551)	(99,758)
Class Y	(1,756)	(74)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(17,559)
Class C	—	(1,008)
Class R	—	(143)
Class R3	—	(144)
Class R4	—	(1,515)
Class R5	—	(144)
Class R6	—	(171,190)
Class Y	—	(144)
Increase (decrease) from capital share transactions (Note 4)	3,835,939	(344,591)
Total increase (decrease) in net assets	5,732,721	(110,457)

NET ASSETS
Beginning of year	12,522,799	12,633,256
End of year	$18,255,520	$12,522,799

The accompanying notes are an integral part of these financial statements.

20	Retirement Advantage Funds

Statement of changes in net assets cont.

Maturity Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 8/31/24	Year ended 8/31/23
Operations
Net investment income	$564,740	$222,861
Net realized loss of underlying Putnam fund shares	(397,245)	(403,037)
Net unrealized appreciation of underlying Putnam fund shares	1,937,910	741,390
Net increase in net assets resulting from operations	2,105,405	561,214
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(25,622)	(8,804)
Class C	(321)	(96)
Class R	(360)	(118)
Class R3	(387)	(133)
Class R4	(1,136)	(426)
Class R5	(428)	(165)
Class R6	(544,614)	(220,603)
Class Y	(1,030)	(395)
From capital gain on investments
Net realized long-term gain on investments
Class A	(938)	(4,043)
Class C	(15)	(88)
Class R	(15)	(88)
Class R3	(15)	(88)
Class R4	(44)	(222)
Class R5	(15)	(88)
Class R6	(17,830)	(111,544)
Class Y	(35)	(212)
Increase (decrease) from capital share transactions (Note 4)	2,368,834	(216,561)
Total increase (decrease) in net assets	3,881,434	(2,460)

NET ASSETS
Beginning of year	12,712,969	12,715,429
End of year	$16,594,403	$12,712,969

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 21

Financial highlights

(For a common share outstanding throughout the period)

2065 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
August 31, 2024	$10.36	.05	2.80	2.85	(.14)	(.45)	(.59)	$12.62	28.63	$645.20		.47	33
August 31, 2023	9.43	.03	1.36	1.39	(.02)	(.44)	(.46)	10.36	15.57	234.18		.32	13
August 31, 2022	11.88	.08	(1.86)	(1.78)	(.67)	—	(.67)	9.43	(15.94)	42.18		.79	10
August 31, 2021Δ	10.00	(.02)	1.90	1.88	—	—	—	11.88	18.80*	21	.12*	(.12)*	1*
Class C
August 31, 2024	$10.26	(.02)	2.76	2.74	(.10)	(.45)	(.55)	$12.45	27.72	$67.95		(.18)	33
August 31, 2023	9.40	—[f]	1.30	1.30	—	(.44)	(.44)	10.26	14.54	32.93		(.03)	13
August 31, 2022	11.82	.01	(1.86)	(1.85)	(.57)	—	(.57)	9.40	(16.50)	12.93		.06	10
August 31, 2021Δ	10.00	(.07)	1.89	1.82	—	—	—	11.82	18.20*	12	.63*	(.63)*	1*
Class R
August 31, 2024	$10.33	.04	2.76	2.80	(.11)	(.45)	(.56)	$12.57	28.10	$19.60		.38	33
August 31, 2023	9.42	.04	1.31	1.35	—	(.44)	(.44)	10.33	15.06	11.58		.41	13
August 31, 2022	11.85	.05	(1.87)	(1.82)	(.61)	—	(.61)	9.42	(16.26)	10.58		.47	10
August 31, 2021Δ	10.00	(.04)	1.89	1.85	—	—	—	11.85	18.50*	12	.39*	(.39)*	1*
Class R3
August 31, 2024	$10.38	.07	2.78	2.85	(.12)	(.45)	(.57)	$12.66	28.47	$15.35		.59	33
August 31, 2023	9.44	.06	1.32	1.38	—[f]	(.44)	(.44)	10.38	15.37	11.33		.66	13
August 31, 2022	11.87	.08	(1.87)	(1.79)	(.64)	—	(.64)	9.44	(16.03)	10.33		.72	10
August 31, 2021Δ	10.00	(.02)	1.89	1.87	—	—	—	11.87	18.70*	12	.22*	(.22)*	1*
Class R4
August 31, 2024	$10.38	.09	2.79	2.88	(.15)	(.45)	(.60)	$12.66	28.81	$75.10		.81	33
August 31, 2023	9.46	.08	1.32	1.40	(.04)	(.44)	(.48)	10.38	15.55	57.08		.86	13
August 31, 2022	11.89	.06	(1.82)	(1.76)	(.67)	—	(.67)	9.46	(15.79)	34.08		.54	10
August 31, 2021Δ	10.00	(.01)	1.90	1.89	—	—	—	11.89	18.90*	12	.06*	(.06)*	1*
Class R5
August 31, 2024	$10.40	.11	2.80	2.91	(.16)	(.45)	(.61)	$12.70	29.08	$15	(.05)	.99	33
August 31, 2023	9.47	.10	1.31	1.41	(.04)	(.44)	(.48)	10.40	15.71	12	(.07)	1.06	13
August 31, 2022	11.90	.12	(1.87)	(1.75)	(.68)	—	(.68)	9.47	(15.66)	10	(.07)	1.11	10
August 31, 2021Δ	10.00	.01	1.89	1.90	—	—	—	11.90	19.00*	12	(.04)*	.04*	1*
Class R6
August 31, 2024	$10.40	.12	2.80	2.92	(.17)	(.45)	(.62)	$12.70	29.20	$275	(.15)	1.05	33
August 31, 2023	9.47	.08	1.34	1.42	(.05)	(.44)	(.49)	10.40	15.83	141	(.17)	.81	13
August 31, 2022	11.91	.06	(1.80)	(1.74)	(.70)	—	(.70)	9.47	(15.65)	36	(.17)	.60	10
August 31, 2021Δ	10.00	.01	1.90	1.91	—	—	—	11.91	19.10*	12	(.11)*	.11*	1*
Class Y
August 31, 2024	$10.40	.15	2.75	2.90	(.16)	(.45)	(.61)	$12.69	28.97	$17	(.05)	1.37	33
August 31, 2023	9.46	.10	1.32	1.42	(.04)	(.44)	(.48)	10.40	15.83	25	(.07)	1.04	13
August 31, 2022	11.90	.12	(1.87)	(1.75)	(.69)	—	(.69)	9.46	(15.73)	22	(.07)	1.11	10
August 31, 2021Δ	10.00	—[f]	1.90	1.90	—	—	—	11.90	19.00*	27	(.04)*	.04*	1*

See page 32 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

22
Retirement Advantage Funds

Financial highlights

(For a common share outstanding throughout the period)

2060 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
August 31, 2024	$10.25	.10	2.62	2.72	(.18)	(.66)	(.84)	$12.13	28.16	$625.19		.88	19
August 31, 2023	9.48	.04	1.31	1.35	(.03)	(.55)	(.58)	10.25	15.26	372.17		.42	28
August 31, 2022	13.66	.08	(1.83)	(1.75)	(.75)	(1.68)	(2.43)	9.48	(15.91)	118.18		.75	25
August 31, 2021†	10.66	.06	3.07	3.13	(.10)	(.03)	(.13)	13.66	29.56	71.18		.50	61
Class C
August 31, 2024	$10.15	.02	2.58	2.60	(.16)	(.66)	(.82)	$11.93	27.21	$71.94		.17	19
August 31, 2023	9.44	.02	1.24	1.26	—	(.55)	(.55)	10.15	14.32	13.92		.16	28
August 31, 2022	13.59	.02	(1.85)	(1.83)	(.64)	(1.68)	(2.32)	9.44	(16.48)	11.93		.17	25
August 31, 2021†	10.66	(.01)	3.04	3.03	(.07)	(.03)	(.10)	13.59	28.59	13.93		(.11)	61
Class R
August 31, 2024	$10.21	.06	2.61	2.67	(.13)	(.66)	(.79)	$12.09	27.70	$16.59		.55	19
August 31, 2023	9.46	.05	1.25	1.30	—	(.55)	(.55)	10.21	14.73	12.57		.53	28
August 31, 2022	13.62	.06	(1.85)	(1.79)	(.69)	(1.68)	(2.37)	9.46	(16.22)	11.58		.53	25
August 31, 2021†	10.66	.03	3.04	3.07	(.08)	(.03)	(.11)	13.62	29.00	13.58		.23	61
Class R3
August 31, 2024	$10.25	.09	2.62	2.71	(.16)	(.66)	(.82)	$12.14	27.98	$16.34		.80	19
August 31, 2023	9.48	.07	1.26	1.33	(.01)	(.55)	(.56)	10.25	14.99	12.32		.78	28
August 31, 2022	13.64	.09	(1.85)	(1.76)	(.72)	(1.68)	(2.40)	9.48	(15.97)	11.33		.78	25
August 31, 2021†	10.66	.06	3.04	3.10	(.09)	(.03)	(.12)	13.64	29.29	13.33		.48	61
Class R4
August 31, 2024	$10.26	.11	2.62	2.73	(.18)	(.66)	(.84)	$12.15	28.26	$24.09		.99	19
August 31, 2023	9.49	.08	1.28	1.36	(.04)	(.55)	(.59)	10.26	15.36	27.07		.83	28
August 31, 2022	13.66	.09	(1.83)	(1.74)	(.75)	(1.68)	(2.43)	9.49	(15.81)	20.08		.80	25
August 31, 2021†	10.66	.09	3.04	3.13	(.10)	(.03)	(.13)	13.66	29.58	13.08		.73	61
Class R5
August 31, 2024	$10.28	.13	2.63	2.76	(.20)	(.66)	(.86)	$12.18	28.48	$16	(.06)	1.20	19
August 31, 2023	9.50	.11	1.27	1.38	(.05)	(.55)	(.60)	10.28	15.56	13	(.08)	1.18	28
August 31, 2022	13.67	.13	(1.85)	(1.72)	(.77)	(1.68)	(2.45)	9.50	(15.67)	11	(.07)	1.18	25
August 31, 2021†	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.73	13	(.07)	.88	61
Class R6
August 31, 2024	$10.28	.12	2.66	2.78	(.21)	(.66)	(.87)	$12.19	28.70	$6,620	(.16)	1.13	19
August 31, 2023	9.51	.11	1.27	1.38	(.06)	(.55)	(.61)	10.28	15.57	2,051	(.18)	1.13	28
August 31, 2022	13.68	.13	(1.84)	(1.71)	(.78)	(1.68)	(2.46)	9.51	(15.55)	1,050	(.17)	1.16	25
August 31, 2021	10.66	.11	3.05	3.16	(.11)	(.03)	(.14)	13.68	29.87	748	(.17)	.91	61
August 31, 2020‡	10.00	.01	.65	.66	—	—	—	10.66	6.60*	346	(.11)*	.11*	3*
Class Y
August 31, 2024	$10.28	.13	2.63	2.76	(.20)	(.66)	(.86)	$12.18	28.49	$24	(.06)	1.21	19
August 31, 2023	9.51	.11	1.26	1.37	(.05)	(.55)	(.60)	10.28	15.44	18	(.08)	1.17	28
August 31, 2022	13.67	.13	(1.84)	(1.71)	(.77)	(1.68)	(2.45)	9.51	(15.58)	14	(.07)	1.18	25
August 31, 2021†	10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	13.67	29.74	16	(.07)	.89	61

See page 32 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds
23

Financial highlights

(For a common share outstanding throughout the period)

2055 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
August 31, 2024	$10.09	.11	2.56	2.67	(.22)	(.25)	(.47)	$12.29	27.33	$649.18		.95	21
August 31, 2023	9.66	.07	1.19	1.26	(.06)	(.77)	(.83)	10.09	14.28	261.16		.69	37
August 31, 2022	13.43	.06	(1.83)	(1.77)	(.75)	(1.25)	(2.00)	9.66	(15.71)	171.17		.59	25
August 31, 2021†	10.63	.06	2.96	3.02	(.10)	(.12)	(.22)	13.43	28.67	37.18		.53	46
Class C
August 31, 2024	$10.03	(.06)	2.64	2.58	(.18)	(.25)	(.43)	$12.18	26.51	$113.93		(.50)	21
August 31, 2023	9.63	—[f]	1.17	1.17	—	(.77)	(.77)	10.03	13.29	15.91		—[g]	37
August 31, 2022	13.37	—[f]	(1.85)	(1.85)	(.64)	(1.25)	(1.89)	9.63	(16.28)	18.92		.03	25
August 31, 2021†	10.63	(.01)	2.94	2.93	(.07)	(.12)	(.19)	13.37	27.78	13.93		(.11)	46
Class R
August 31, 2024	$10.09	.11	2.53	2.64	(.18)	(.25)	(.43)	$12.30	26.91	$16.58		.99	21
August 31, 2023	9.65	.04	1.17	1.21	—[f]	(.77)	(.77)	10.09	13.75	12.56		.40	37
August 31, 2022	13.40	.08	(1.90)	(1.82)	(.68)	(1.25)	(1.93)	9.65	(16.02)	11.57		.71	25
August 31, 2021†	10.63	.03	2.94	2.97	(.08)	(.12)	(.20)	13.40	28.21	13.58		.23	46
Class R3
August 31, 2024	$10.11	.14	2.52	2.66	(.20)	(.25)	(.45)	$12.32	27.14	$16.33		1.24	21
August 31, 2023	9.67	.06	1.18	1.24	(.03)	(.77)	(.80)	10.11	14.04	12.31		.65	37
August 31, 2022	13.42	.11	(1.89)	(1.78)	(.72)	(1.25)	(1.97)	9.67	(15.78)	11.32		.95	25
August 31, 2021†	10.63	.06	2.94	3.00	(.09)	(.12)	(.21)	13.42	28.50	13.33		.48	46
Class R4
August 31, 2024	$10.12	.15	2.54	2.69	(.22)	(.25)	(.47)	$12.34	27.48	$38.08		1.39	21
August 31, 2023	9.68	.08	1.19	1.27	(.06)	(.77)	(.83)	10.12	14.39	26.06		.86	37
August 31, 2022	13.44	.08	(1.84)	(1.76)	(.75)	(1.25)	(2.00)	9.68	(15.62)	30.07		.73	25
August 31, 2021†	10.63	.09	2.94	3.03	(.10)	(.12)	(.22)	13.44	28.79	13.08		.73	46
Class R5
August 31, 2024	$10.13	.18	2.54	2.72	(.24)	(.25)	(.49)	$12.36	27.76	$16	(.07)	1.64	21
August 31, 2023	9.69	.10	1.18	1.28	(.07)	(.77)	(.84)	10.13	14.51	12	(.09)	1.05	37
August 31, 2022	13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	9.69	(15.48)	11	(.08)	1.35	25
August 31, 2021†	10.63	.11	2.93	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46
Class R6
August 31, 2024	$10.14	.18	2.55	2.73	(.25)	(.25)	(.50)	$12.37	27.84	$8,788	(.17)	1.61	21
August 31, 2023	9.70	.12	1.17	1.29	(.08)	(.77)	(.85)	10.14	14.62	3,551	(.19)	1.26	37
August 31, 2022	13.46	.15	(1.88)	(1.73)	(.78)	(1.25)	(2.03)	9.70	(15.37)	2,899	(.18)	1.38	25
August 31, 2021	10.63	.11	2.95	3.06	(.11)	(.12)	(.23)	13.46	29.08	2,274	(.17)	.91	46
August 31, 2020‡	10.00	.01	.62	.63	—	—	—	10.63	6.30*	1,234	(.11)*	.11*	23*
Class Y
August 31, 2024	$10.13	.18	2.54	2.72	(.24)	(.25)	(.49)	$12.36	27.76	$18	(.07)	1.63	21
August 31, 2023	9.69	.10	1.18	1.28	(.07)	(.77)	(.84)	10.13	14.51	14	(.09)	1.04	37
August 31, 2022	13.45	.15	(1.89)	(1.74)	(.77)	(1.25)	(2.02)	9.69	(15.48)	11	(.08)	1.35	25
August 31, 2021†	10.63	.10	2.94	3.04	(.10)	(.12)	(.22)	13.45	28.94	13	(.07)	.88	46

See page 32 for notes to financial highlights.

24
Retirement Advantage Funds

Financial highlights

(For a common share outstanding throughout the period)

2050 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
August 31, 2024	$9.70	.16	2.33	2.49	(.26)	(.25)	(.51)	$11.68	26.60	$780.17		1.51	21
August 31, 2023	9.54	.06	1.04	1.10	(.07)	(.87)	(.94)	9.70	12.96	329.15		.66	22
August 31, 2022	13.23	.04	(1.74)	(1.70)	(.73)	(1.26)	(1.99)	9.54	(15.35)	160.17		.38	39
August 31, 2021†	10.60	.06	2.80	2.86	(.09)	(.14)	(.23)	13.23	27.38	19.17		.53	59
Class C
August 31, 2024	$9.67	.11	2.29	2.40	(.19)	(.25)	(.44)	$11.63	25.60	$25.92		1.03	21
August 31, 2023	9.50	.01	1.03	1.04	—	(.87)	(.87)	9.67	12.17	13.90		.13	22
August 31, 2022	13.17	.06	(1.84)	(1.78)	(.63)	(1.26)	(1.89)	9.50	(16.00)	11.92		.58	39
August 31, 2021†	10.60	(.01)	2.79	2.78	(.07)	(.14)	(.21)	13.17	26.51	13.92		(.12)	59
Class R
August 31, 2024	$9.71	.16	2.28	2.44	(.21)	(.25)	(.46)	$11.69	26.00	$15.57		1.50	21
August 31, 2023	9.52	.05	1.03	1.08	(.02)	(.87)	(.89)	9.71	12.60	12.55		.49	22
August 31, 2022	13.20	.10	(1.85)	(1.75)	(.67)	(1.26)	(1.93)	9.52	(15.74)	11.57		.93	39
August 31, 2021†	10.60	.03	2.79	2.82	(.08)	(.14)	(.22)	13.20	26.94	13.57		.23	59
Class R3
August 31, 2024	$9.72	.18	2.30	2.48	(.24)	(.25)	(.49)	$11.71	26.37	$15.32		1.75	21
August 31, 2023	9.54	.07	1.02	1.09	(.04)	(.87)	(.91)	9.72	12.78	12.30		.74	22
August 31, 2022	13.22	.13	(1.85)	(1.72)	(.70)	(1.26)	(1.96)	9.54	(15.49)	11.32		1.18	39
August 31, 2021†	10.60	.06	2.79	2.85	(.09)	(.14)	(.23)	13.22	27.23	13.32		.48	59
Class R4
August 31, 2024	$9.73	.19	2.31	2.50	(.26)	(.25)	(.51)	$11.72	26.67	$71.07		1.83	21
August 31, 2023	9.55	.08	1.05	1.13	(.08)	(.87)	(.95)	9.73	13.17	42.05		.87	22
August 31, 2022	13.24	.10	(1.80)	(1.70)	(.73)	(1.26)	(1.99)	9.55	(15.34)	28.07		.94	39
August 31, 2021†	10.60	.09	2.79	2.88	(.10)	(.14)	(.24)	13.24	27.51	13.07		.73	59
Class R5
August 31, 2024	$9.75	.23	2.29	2.52	(.27)	(.25)	(.52)	$11.75	26.87	$16	(.08)	2.15	21
August 31, 2023	9.56	.11	1.03	1.14	(.08)	(.87)	(.95)	9.75	13.36	12	(.10)	1.14	22
August 31, 2022	13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	9.56	(15.19)	11	(.08)	1.58	39
August 31, 2021†	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59
Class R6
August 31, 2024	$9.76	.22	2.31	2.53	(.28)	(.25)	(.53)	$11.76	26.95	$16,361	(.18)	2.03	21
August 31, 2023	9.57	.11	1.04	1.15	(.09)	(.87)	(.96)	9.76	13.48	5,676	(.20)	1.21	22
August 31, 2022	13.26	.19	(1.86)	(1.67)	(.76)	(1.26)	(2.02)	9.57	(15.08)	4,165	(.18)	1.73	39
August 31, 2021	10.60	.11	2.79	2.90	(.10)	(.14)	(.24)	13.26	27.81	3,930	(.18)	.94	59
August 31, 2020‡	10.00	.01	.59	.60	—	—	—	10.60	6.00*	2,020	(.11)*	.11*	9*
Class Y
August 31, 2024	$9.75	.23	2.29	2.52	(.27)	(.25)	(.52)	$11.75	26.86	$17	(.08)	2.15	21
August 31, 2023	9.56	.11	1.03	1.14	(.08)	(.87)	(.95)	9.75	13.37	13	(.10)	1.14	22
August 31, 2022	13.25	.17	(1.85)	(1.68)	(.75)	(1.26)	(2.01)	9.56	(15.19)	12	(.08)	1.57	39
August 31, 2021†	10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	13.25	27.68	13	(.08)	.88	59

See page 32 for notes to financial highlights.

Retirement Advantage Funds
25

Financial highlights

(For a common share outstanding throughout the period)

2045 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
August 31, 2024	$9.69	.19	2.23	2.42	(.26)	—	(.26)	$11.85	25.39	$1,156.17		1.78	22
August 31, 2023	9.68	.08	.96	1.04	(.11)	(.92)	(1.03)	9.69	12.05	549.15		.90	29
August 31, 2022	13.14	.12	(1.81)	(1.69)	(.70)	(1.07)	(1.77)	9.68	(15.04)	385.17		1.14	33
August 31, 2021†	10.55	.09	2.64	2.73	(.10)	(.04)	(.14)	13.14	26.05	204.17		.76	44
Class C
August 31, 2024	$9.66	.01	2.33	2.34	(.20)	—	(.20)	$11.80	24.51	$140.92		.13	22
August 31, 2023	9.65	.01	.95	.96	(.03)	(.92)	(.95)	9.66	11.14	28.90		.13	29
August 31, 2022	13.09	.09	(1.86)	(1.77)	(.60)	(1.07)	(1.67)	9.65	(15.63)	21.92		.77	33
August 31, 2021†	10.55	(.05)	2.69	2.64	(.06)	(.04)	(.10)	13.09	25.17	24.92		(.42)	44
Class R
August 31, 2024	$9.69	.05	2.34	2.39	(.21)	—	(.21)	$11.87	25.08	$150.57		.47	22
August 31, 2023	9.67	.05	.95	1.00	(.06)	(.92)	(.98)	9.69	11.59	12.55		.54	29
August 31, 2022	13.12	.13	(1.87)	(1.74)	(.64)	(1.07)	(1.71)	9.67	(15.41)	11.57		1.13	33
August 31, 2021†	10.55	.03	2.66	2.69	(.08)	(.04)	(.12)	13.12	25.59	13.57		.22	44
Class R3
August 31, 2024	$9.71	.23	2.19	2.42	(.24)	—	(.24)	$11.89	25.31	$15.32		2.18	22
August 31, 2023	9.69	.07	.95	1.02	(.08)	(.92)	(1.00)	9.71	11.88	12.30		.79	29
August 31, 2022	13.14	.15	(1.86)	(1.71)	(.67)	(1.07)	(1.74)	9.69	(15.16)	11.32		1.38	33
August 31, 2021†	10.55	.06	2.66	2.72	(.09)	(.04)	(.13)	13.14	25.88	13.32		.47	44
Class R4
August 31, 2024	$9.71	.26	2.19	2.45	(.26)	—	(.26)	$11.90	25.70	$72.07		2.48	22
August 31, 2023	9.71	.11	.93	1.04	(.12)	(.92)	(1.04)	9.71	12.05	74.05		1.21	29
August 31, 2022	13.16	.05	(1.73)	(1.68)	(.70)	(1.07)	(1.77)	9.71	(14.92)	79.07		.47	33
August 31, 2021†	10.55	.09	2.65	2.74	(.09)	(.04)	(.13)	13.16	26.17	13.07		.72	44
Class R5
August 31, 2024	$9.73	.27	2.20	2.47	(.28)	—	(.28)	$11.92	25.83	$15	(.08)	2.58	22
August 31, 2023	9.72	.11	.94	1.05	(.12)	(.92)	(1.04)	9.73	12.23	12	(.10)	1.19	29
August 31, 2022	13.17	.20	(1.86)	(1.66)	(.72)	(1.07)	(1.79)	9.72	(14.77)	11	(.08)	1.77	33
August 31, 2021†	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.87	44
Class R6
August 31, 2024	$9.73	.28	2.20	2.48	(.28)	—	(.28)	$11.93	26.04	$15,302	(.18)	2.64	22
August 31, 2023	9.72	.12	.94	1.06	(.13)	(.92)	(1.05)	9.73	12.36	9,338	(.20)	1.31	29
August 31, 2022	13.18	.21	(1.86)	(1.65)	(.74)	(1.07)	(1.81)	9.72	(14.76)	7,846	(.18)	1.91	33
August 31, 2021	10.55	.11	2.66	2.77	(.10)	(.04)	(.14)	13.18	26.46	7,504	(.18)	.95	44
August 31, 2020‡	10.00	.01	.54	.55	—	—	—	10.55	5.50*	4,295	(.11)*	.11*	14*
Class Y
August 31, 2024	$9.73	.27	2.20	2.47	(.28)	—	(.28)	$11.92	25.87	$143	(.08)	2.54	22
August 31, 2023	9.71	—[f]	1.06	1.06	(.12)	(.92)	(1.04)	9.73	12.35	95	(.10)	.01	29
August 31, 2022	13.17	.20	(1.87)	(1.67)	(.72)	(1.07)	(1.79)	9.71	(14.85)	11	(.08)	1.77	33
August 31, 2021†	10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	13.17	26.32	13	(.08)	.86	44

See page 32 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

26
Retirement Advantage Funds

Financial highlights

(For a common share outstanding throughout the period)

2040 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
August 31, 2024	$9.51	.24	2.00	2.24	(.25)	(.08)	(.33)	$11.42	24.09	$1,161.20		2.35	29
August 31, 2023	9.66	.09	.83	.92	(.10)	(.97)	(1.07)	9.51	10.90	485.18		.96	27
August 31, 2022	12.91	.09	(1.71)	(1.62)	(.67)	(.96)	(1.63)	9.66	(14.47)	171.19		.83	47
August 31, 2021†	10.55	.08	2.47	2.55	(.10)	(.09)	(.19)	12.91	24.45	70.18		.65	45
Class C
August 31, 2024	$9.48	.11	2.05	2.16	(.18)	(.08)	(.26)	$11.38	23.14	$74.95		1.10	29
August 31, 2023	9.62	.02	.84	.86	(.03)	(.97)	(1.00)	9.48	10.12	26.93		.26	27
August 31, 2022	12.86	.07	(1.77)	(1.70)	(.58)	(.96)	(1.54)	9.62	(15.12)	15.94		.60	47
August 31, 2021†	10.55	(.02)	2.48	2.46	(.06)	(.09)	(.15)	12.86	23.60	14.93		(.15)	45
Class R
August 31, 2024	$9.50	.19	2.02	2.21	(.20)	(.08)	(.28)	$11.43	23.65	$14.60		1.88	29
August 31, 2023	9.64	.07	.82	.89	(.06)	(.97)	(1.03)	9.50	10.45	12.58		.79	27
August 31, 2022	12.89	.12	(1.79)	(1.67)	(.62)	(.96)	(1.58)	9.64	(14.87)	11.59		1.10	47
August 31, 2021†	10.55	.03	2.48	2.51	(.08)	(.09)	(.17)	12.89	24.03	12.58		.26	45
Class R3
August 31, 2024	$9.52	.22	2.01	2.23	(.22)	(.08)	(.30)	$11.45	23.88	$15.35		2.13	29
August 31, 2023	9.66	.10	.81	.91	(.08)	(.97)	(1.05)	9.52	10.75	12.33		1.04	27
August 31, 2022	12.90	.15	(1.78)	(1.63)	(.65)	(.96)	(1.61)	9.66	(14.56)	11.34		1.35	47
August 31, 2021†	10.55	.06	2.47	2.53	(.09)	(.09)	(.18)	12.90	24.22	12.33		.51	45
Class R4
August 31, 2024	$9.52	.24	2.02	2.26	(.24)	(.08)	(.32)	$11.46	24.30	$76.10		2.35	29
August 31, 2023	9.67	.11	.82	.93	(.11)	(.97)	(1.08)	9.52	11.02	58.08		1.23	27
August 31, 2022	12.93	.09	(1.71)	(1.62)	(.68)	(.96)	(1.64)	9.67	(14.46)	41.09		.91	47
August 31, 2021†	10.55	.09	2.47	2.56	(.09)	(.09)	(.18)	12.93	24.60	12.08		.75	45
Class R5
August 31, 2024	$9.54	.26	2.02	2.28	(.26)	(.08)	(.34)	$11.48	24.40	$15	(.05)	2.53	29
August 31, 2023	9.68	.13	.82	.95	(.12)	(.97)	(1.09)	9.54	11.21	12	(.07)	1.44	27
August 31, 2022	12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	9.68	(14.32)	11	(.06)	1.75	47
August 31, 2021†	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45
Class R6
August 31, 2024	$9.55	.26	2.03	2.29	(.27)	(.08)	(.35)	$11.49	24.48	$22,074	(.15)	2.54	29
August 31, 2023	9.69	.14	.82	.96	(.13)	(.97)	(1.10)	9.55	11.33	9,900	(.17)	1.49	27
August 31, 2022	12.95	.21	(1.80)	(1.59)	(.71)	(.96)	(1.67)	9.69	(14.21)	6,909	(.16)	1.92	47
August 31, 2021	10.55	.11	2.48	2.59	(.10)	(.09)	(.19)	12.95	24.89	7,183	(.17)	.98	45
August 31, 2020‡	10.00	.02	.53	.55	—	—	—	10.55	5.50*	4,335	(.11)*	.18*	32*
Class Y
August 31, 2024	$9.54	.25	2.03	2.28	(.26)	(.08)	(.34)	$11.48	24.44	$38	(.05)	2.45	29
August 31, 2023	9.68	.11	.84	.95	(.12)	(.97)	(1.09)	9.54	11.21	28	(.07)	1.18	27
August 31, 2022	12.94	.19	(1.79)	(1.60)	(.70)	(.96)	(1.66)	9.68	(14.32)	11	(.06)	1.75	47
August 31, 2021†	10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	12.94	24.76	12	(.07)	.90	45

See page 32 for notes to financial highlights.

Retirement Advantage Funds
27

Financial highlights

(For a common share outstanding throughout the period)

2035 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
August 31, 2024	$9.61	.21	1.85	2.06	(.30)	(.13)	(.43)	$11.24	22.10	$3,518.25		2.00	34
August 31, 2023	9.54	.14	.66	.80	(.04)	(.69)	(.73)	9.61	9.21	1,566.22		1.49	29
August 31, 2022	12.64	.12	(1.61)	(1.49)	(.66)	(.95)	(1.61)	9.54	(13.69)	720.23		1.16	51
August 31, 2021†	10.56	.05	2.22	2.27	(.10)	(.09)	(.19)	12.64	21.67	449.22		.45	56
Class C
August 31, 2024	$9.55	.04	1.93	1.97	(.22)	(.13)	(.35)	$11.17	21.13	$143	1.00	.41	34
August 31, 2023	9.51	.08	.65	.73	—	(.69)	(.69)	9.55	8.45	11.97		.87	29
August 31, 2022	12.58	.03	(1.60)	(1.57)	(.55)	(.95)	(1.50)	9.51	(14.26)	26.98		.32	51
August 31, 2021†	10.56	.01	2.17	2.18	(.07)	(.09)	(.16)	12.58	20.77	12.97		.12	56
Class R
August 31, 2024	$9.60	.18	1.85	2.03	(.26)	(.13)	(.39)	$11.24	21.67	$14.65		1.72	34
August 31, 2023	9.53	.11	.65	.76	—	(.69)	(.69)	9.60	8.75	11.62		1.19	29
August 31, 2022	12.61	.10	(1.63)	(1.53)	(.60)	(.95)	(1.55)	9.53	(14.00)	10.63		.92	51
August 31, 2021†	10.56	.05	2.17	2.22	(.08)	(.09)	(.17)	12.61	21.19	12.62		.47	56
Class R3
August 31, 2024	$9.63	.20	1.85	2.05	(.28)	(.13)	(.41)	$11.27	21.88	$14.40		1.97	34
August 31, 2023	9.54	.13	.67	.80	(.02)	(.69)	(.71)	9.63	9.15	11.37		1.44	29
August 31, 2022	12.63	.13	(1.64)	(1.51)	(.63)	(.95)	(1.58)	9.54	(13.84)	10.38		1.17	51
August 31, 2021†	10.56	.08	2.17	2.25	(.09)	(.09)	(.18)	12.63	21.48	12.37		.72	56
Class R4
August 31, 2024	$9.63	.22	1.86	2.08	(.31)	(.13)	(.44)	$11.27	22.20	$49.15		2.16	34
August 31, 2023	9.56	.15	.66	.81	(.05)	(.69)	(.74)	9.63	9.29	32.12		1.66	29
August 31, 2022	12.65	.13	(1.61)	(1.48)	(.66)	(.95)	(1.61)	9.56	(13.59)	21.13		1.23	51
August 31, 2021†	10.56	.11	2.17	2.28	(.10)	(.09)	(.19)	12.65	21.77	12.12		.97	56
Class R5
August 31, 2024	$9.65	.24	1.86	2.10	(.32)	(.13)	(.45)	$11.30	22.39	$14	—[g]	2.37	34
August 31, 2023	9.57	.17	.66	.83	(.06)	(.69)	(.75)	9.65	9.50	12	(.03)	1.84	29
August 31, 2022	12.66	.17	(1.64)	(1.47)	(.67)	(.95)	(1.62)	9.57	(13.44)	11	(.02)	1.57	51
August 31, 2021†	10.56	.13	2.16	2.29	(.10)	(.09)	(.19)	12.66	21.92	12	(.03)	1.12	56
Class R6
August 31, 2024	$9.66	.25	1.86	2.11	(.33)	(.13)	(.46)	$11.31	22.49	$23,724	(.10)	2.45	34
August 31, 2023	9.58	.18	.66	.84	(.07)	(.69)	(.76)	9.66	9.61	14,440	(.13)	1.93	29
August 31, 2022	12.67	.18	(1.63)	(1.45)	(.69)	(.95)	(1.64)	9.58	(13.34)	12,199	(.12)	1.68	51
August 31, 2021	10.56	.14	2.17	2.31	(.11)	(.09)	(.20)	12.67	22.06	12,118	(.13)	1.18	56
August 31, 2020‡	10.00	.07	.49	.56	—	—	—	10.56	5.60*	6,497	(.08)*	.68*	23*
Class Y
August 31, 2024	$9.65	.23	1.87	2.10	(.32)	(.13)	(.45)	$11.30	22.39	$49	—[g]	2.21	34
August 31, 2023	9.57	.17	.66	.83	(.06)	(.69)	(.75)	9.65	9.50	19	(.03)	1.84	29
August 31, 2022	12.66	.17	(1.63)	(1.46)	(.68)	(.95)	(1.63)	9.57	(13.43)	18	(.02)	1.57	51
August 31, 2021†	10.56	.12	2.17	2.29	(.10)	(.09)	(.19)	12.66	21.92	20	(.03)	1.06	56

See page 32 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

28
Retirement Advantage Funds

Financial highlights

(For a common share outstanding throughout the period)

2030 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
August 31, 2024	$9.43	.26	1.43	1.69	(.22)	(.08)	(.30)	$10.82	18.22	$1,834.26		2.58	33
August 31, 2023	9.53	.18	.38	.56	(.14)	(.52)	(.66)	9.43	6.36	951.25		1.90	35
August 31, 2022	12.29	.11	(1.52)	(1.41)	(.57)	(.78)	(1.35)	9.53	(12.89)	513.28		1.07	52
August 31, 2021†	10.55	.10	1.77	1.87	(.12)	(.01)	(.13)	12.29	17.86	195.28		.83	61
Class C
August 31, 2024	$9.34	.19	1.41	1.60	(.16)	(.08)	(.24)	$10.70	17.34	$87	1.01	1.91	33
August 31, 2023	9.45	.10	.39	.49	(.08)	(.52)	(.60)	9.34	5.58	115	1.00	1.11	35
August 31, 2022	12.23	.05	(1.52)	(1.47)	(.53)	(.78)	(1.31)	9.45	(13.50)	57	1.03	.49	52
August 31, 2021†	10.55	.02	1.76	1.78	(.09)	(.01)	(.10)	12.23	16.99	27	1.03	.16	61
Class R
August 31, 2024	$9.44	.22	1.43	1.65	(.17)	(.08)	(.25)	$10.84	17.75	$13.66		2.25	33
August 31, 2023	9.53	.14	.38	.52	(.09)	(.52)	(.61)	9.44	5.92	11.65		1.50	35
August 31, 2022	12.26	.10	(1.55)	(1.45)	(.50)	(.78)	(1.28)	9.53	(13.20)	10.68		.90	52
August 31, 2021†	10.55	.08	1.74	1.82	(.10)	(.01)	(.11)	12.26	17.42	12.68		.71	61
Class R3
August 31, 2024	$9.46	.25	1.43	1.68	(.20)	(.08)	(.28)	$10.86	17.99	$13.41		2.50	33
August 31, 2023	9.54	.16	.39	.55	(.11)	(.52)	(.63)	9.46	6.30	11.40		1.75	35
August 31, 2022	12.28	.12	(1.55)	(1.43)	(.53)	(.78)	(1.31)	9.54	(13.03)	10.43		1.15	52
August 31, 2021†	10.55	.11	1.74	1.85	(.11)	(.01)	(.12)	12.28	17.70	12.43		.96	61
Class R4
August 31, 2024	$9.47	.28	1.43	1.71	(.13)	(.08)	(.21)	$10.97	18.21	$19.16		2.74	33
August 31, 2023	9.56	.19	.38	.57	(.14)	(.52)	(.66)	9.47	6.54	15.15		2.02	35
August 31, 2022	12.30	.11	(1.51)	(1.40)	(.56)	(.78)	(1.34)	9.56	(12.79)	101.18		1.15	52
August 31, 2021†	10.55	.14	1.74	1.88	(.12)	(.01)	(.13)	12.30	17.98	12.18		1.21	61
Class R5
August 31, 2024	$9.48	.29	1.43	1.72	(.23)	(.08)	(.31)	$10.89	18.51	$13.01		2.89	33
August 31, 2023	9.57	.20	.38	.58	(.15)	(.52)	(.67)	9.48	6.64	11	—[g]	2.15	35
August 31, 2022	12.31	.17	(1.55)	(1.38)	(.58)	(.78)	(1.36)	9.57	(12.64)	10.03		1.55	52
August 31, 2021†	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.36	61
Class R6
August 31, 2024	$9.49	.30	1.42	1.72	(.24)	(.08)	(.32)	$10.89	18.50	$27,502	(.09)	2.96	33
August 31, 2023	9.57	.21	.39	.60	(.16)	(.52)	(.68)	9.49	6.86	13,477	(.10)	2.25	35
August 31, 2022	12.31	.16	(1.53)	(1.37)	(.59)	(.78)	(1.37)	9.57	(12.56)	11,594	(.07)	1.49	52
August 31, 2021	10.55	.16	1.74	1.90	(.13)	(.01)	(.14)	12.31	18.17	11,404	(.07)	1.38	61
August 31, 2020‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,698	(.05)*	1.21*	20*
Class Y
August 31, 2024	$9.48	.29	1.42	1.71	(.23)	(.08)	(.31)	$10.88	18.41	$838.01		2.76	33
August 31, 2023	9.57	.20	.38	.58	(.15)	(.52)	(.67)	9.48	6.65	14	—[g]	2.14	35
August 31, 2022	12.31	.17	(1.55)	(1.38)	(.58)	(.78)	(1.36)	9.57	(12.64)	12.03		1.54	52
August 31, 2021†	10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	12.31	18.13	12.03		1.35	61

See page 32 for notes to financial highlights.

Retirement Advantage Funds
29

Financial highlights

(For a common share outstanding throughout the period)

2025 Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
August 31, 2024	$9.56	.34	1.10	1.44	(.30)	—	(.30)	$10.70	15.40	$1,438.35		3.42	58
August 31, 2023	9.38	.17	.19	.36	(.04)	(.14)	(.18)	9.56	3.89	1,204.30		1.83	46
August 31, 2022	11.46	.09	(1.42)	(1.33)	(.35)	(.40)	(.75)	9.38	(12.36)	1,639.33		.90	49
August 31, 2021†	10.55	.14	1.00	1.14	(.17)	(.06)	(.23)	11.46	11.04	1,433.32		1.31	56
Class C
August 31, 2024	$9.49	.27	1.08	1.35	(.22)	—	(.22)	$10.62	14.39	$78	1.10	2.72	58
August 31, 2023	9.34	.10	.19	.29	—	(.14)	(.14)	9.49	3.17	53	1.05	1.11	46
August 31, 2022	11.42	.03	(1.43)	(1.40)	(.28)	(.40)	(.68)	9.34	(12.98)	66	1.08	.31	49
August 31, 2021†	10.55	.04	1.03	1.07	(.14)	(.06)	(.20)	11.42	10.28	60	1.07	.34	56
Class R
August 31, 2024	$9.55	.30	1.10	1.40	(.27)	—	(.27)	$10.68	14.87	$11.75		3.03	58
August 31, 2023	9.38	.14	.18	.32	(.01)	(.14)	(.15)	9.55	3.47	10.70		1.48	46
August 31, 2022	11.44	.07	(1.44)	(1.37)	(.29)	(.40)	(.69)	9.38	(12.68)	10.73		.66	49
August 31, 2021†	10.55	.10	1.00	1.10	(.15)	(.06)	(.21)	11.44	10.61	11.72		.92	56
Class R3
August 31, 2024	$9.57	.33	1.09	1.42	(.29)	—	(.29)	$10.70	15.12	$12.50		3.28	58
August 31, 2023	9.40	.16	.18	.34	(.03)	(.14)	(.17)	9.57	3.73	10.45		1.73	46
August 31, 2022	11.46	.09	(1.43)	(1.34)	(.32)	(.40)	(.72)	9.40	(12.45)	10.48		.91	49
August 31, 2021†	10.55	.13	1.00	1.13	(.16)	(.06)	(.22)	11.46	10.88	11.47		1.17	56
Class R4
August 31, 2024	$9.57	.34	1.11	1.45	(.31)	—	(.31)	$10.71	15.50	$12.25		3.49	58
August 31, 2023	9.41	.18	.18	.36	(.06)	(.14)	(.20)	9.57	3.98	100.20		1.96	46
August 31, 2022	11.48	.11	(1.43)	(1.32)	(.35)	(.40)	(.75)	9.41	(12.29)	105.23		1.15	49
August 31, 2021†	10.55	.15	1.01	1.16	(.17)	(.06)	(.23)	11.48	11.17	11.22		1.42	56
Class R5
August 31, 2024	$9.59	.37	1.10	1.47	(.33)	—	(.33)	$10.73	15.62	$12.10		3.68	58
August 31, 2023	9.42	.20	.18	.38	(.07)	(.14)	(.21)	9.59	4.16	10.05		2.13	46
August 31, 2022	11.49	.14	(1.44)	(1.30)	(.37)	(.40)	(.77)	9.42	(12.14)	10.08		1.31	49
August 31, 2021†	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	11.07		1.57	56
Class R6
August 31, 2024	$9.59	.38	1.10	1.48	(.34)	—	(.34)	$10.73	15.73	$16,675	—[g]	3.77	58
August 31, 2023	9.42	.21	.18	.39	(.08)	(.14)	(.22)	9.59	4.27	11,085	(.05)	2.22	46
August 31, 2022	11.49	.15	(1.44)	(1.29)	(.38)	(.40)	(.78)	9.42	(12.05)	10,784	(.02)	1.45	49
August 31, 2021	10.55	.18	1.00	1.18	(.18)	(.06)	(.24)	11.49	11.36	10,325	(.03)	1.63	56
August 31, 2020‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,137	(.02)*	1.19*	26*
Class Y
August 31, 2024	$9.59	.36	1.11	1.47	(.33)	—	(.33)	$10.73	15.67	$18.10		3.64	58
August 31, 2023	9.42	.25	.13	.38	(.07)	(.14)	(.21)	9.59	4.16	51.05		2.62	46
August 31, 2022	11.49	.13	(1.43)	(1.30)	(.37)	(.40)	(.77)	9.42	(12.14)	10.08		1.30	49
August 31, 2021†	10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	11.49	11.32	12.07		1.56	56

See page 32 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

30
Retirement Advantage Funds

Financial highlights

(For a common share outstanding throughout the period)

Maturity Fund

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d,e]	Ratio of net investment income (loss) to average net assets (%)[b,e]	Portfolio turnover (%)
Class A
August 31, 2024	$9.63	.38	1.00	1.38	(.38)	(.01)	(.39)	$10.62	14.72	$718.41		3.75	32
August 31, 2023	9.50	.14	.22	.36	(.14)	(.09)	(.23)	9.63	3.83	640.41		1.51	33
August 31, 2022	11.26	.03	(1.31)	(1.28)	(.32)	(.16)	(.48)	9.50	(11.91)	441.57		.25	46
August 31, 2021†	10.49	(.01)	.95	.94	(.16)	(.01)	(.17)	11.26	9.06	565.60		(.06)	41
Class C
August 31, 2024	$9.47	.30	.99	1.29	(.31)	(.01)	(.32)	$10.44	13.90	$11	1.16	3.00	32
August 31, 2023	9.37	.06	.22	.28	(.09)	(.09)	(.18)	9.47	3.06	10	1.16	.63	33
August 31, 2022	11.19	(.06)	(1.29)	(1.35)	(.31)	(.16)	(.47)	9.37	(12.59)	9	1.32	(.56)	46
August 31, 2021†	10.49	.05	.81	.86	(.15)	(.01)	(.16)	11.19	8.25	11	1.35	.49	41
Class R
August 31, 2024	$9.54	.33	1.00	1.33	(.34)	(.01)	(.35)	$10.52	14.32	$11.81		3.35	32
August 31, 2023	9.43	.09	.23	.32	(.12)	(.09)	(.21)	9.54	3.37	10.81		.98	33
August 31, 2022	11.22	(.02)	(1.29)	(1.31)	(.32)	(.16)	(.48)	9.43	(12.26)	10.97		(.21)	46
August 31, 2021†	10.49	.09	.81	.90	(.16)	(.01)	(.17)	11.22	8.60	11	1.00	.84	41
Class R3
August 31, 2024	$9.59	.36	1.01	1.37	(.37)	(.01)	(.38)	$10.58	14.63	$11.56		3.60	32
August 31, 2023	9.47	.12	.22	.34	(.13)	(.09)	(.22)	9.59	3.63	10.56		1.23	33
August 31, 2022	11.24	—[f]	(1.29)	(1.29)	(.32)	(.16)	(.48)	9.47	(12.03)	10.72		.04	46
August 31, 2021†	10.49	.12	.80	.92	(.16)	(.01)	(.17)	11.24	8.84	11.75		1.09	41
Class R4
August 31, 2024	$9.64	.37	1.03	1.40	(.39)	(.01)	(.40)	$10.64	14.92	$14.31		3.72	32
August 31, 2023	9.51	.15	.22	.37	(.15)	(.09)	(.24)	9.64	3.94	29.31		1.55	33
August 31, 2022	11.26	.02	(1.29)	(1.27)	(.32)	(.16)	(.48)	9.51	(11.81)	22.47		.18	46
August 31, 2021†	10.49	.14	.80	.94	(.16)	(.01)	(.17)	11.26	9.08	11.50		1.34	41
Class R5
August 31, 2024	$9.67	.40	1.02	1.42	(.41)	(.01)	(.42)	$10.67	15.04	$11.16		4.00	32
August 31, 2023	9.53	.15	.24	.39	(.16)	(.09)	(.25)	9.67	4.14	10.16		1.63	33
August 31, 2022	11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	9.53	(11.77)	10.32		.44	46
August 31, 2021†	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41
Class R6
August 31, 2024	$9.69	.41	1.02	1.43	(.42)	(.01)	(.43)	$10.69	15.14	$15,790.06		4.10	32
August 31, 2023	9.56	.16	.23	.39	(.17)	(.09)	(.26)	9.69	4.12	11,980.06		1.73	33
August 31, 2022	11.29	.06	(1.31)	(1.25)	(.32)	(.16)	(.48)	9.56	(11.57)	12,192.22		.58	46
August 31, 2021	10.49	.20	.78	.98	(.17)	(.01)	(.18)	11.29	9.42	11,041.25		1.86	41
August 31, 2020‡	10.00	(.01)	.50	.49	—	—	—	10.49	4.90*	2,152	.17*	(.07)*	6*
Class Y
August 31, 2024	$9.67	.40	1.02	1.42	(.41)	(.01)	(.42)	$10.67	15.04	$27.16		4.00	32
August 31, 2023	9.53	.16	.23	.39	(.16)	(.09)	(.25)	9.67	4.14	24.16		1.63	33
August 31, 2022	11.28	.05	(1.32)	(1.27)	(.32)	(.16)	(.48)	9.53	(11.77)	22.32		.43	46
August 31, 2021†	10.49	.16	.81	.97	(.17)	(.01)	(.18)	11.28	9.29	11.35		1.49	41

See page 32 for notes to financial highlights.

Retirement Advantage Funds
31

Financial highlightscont.

*	Not annualized.
Δ	For the period December 30, 2020 (commencement of operations) to August 31, 2021.
†	For the period September 1, 2020 (commencement of operations) to August 31, 2021.
‡	For the period December 31, 2019 (commencement of operations) to August 31, 2020.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.
[c]	Total return does not reflect the effect of sales charges.
[d]	Expense ratios do not include expenses of the underlying funds.
[e]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):
	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
2065 Fund
Class A, C, R, R3, R4, R5, R6,Y	11.46%	28.50%	70.37%	99.33%	N/A
2060 Fund
Classes A, C, R, R3, R4, R5, and Y	3.03	5.12	7.76	12.96	N/A
Class R6	3.03	5.12	7.76	12.96	29.98%
2055 Fund
Classes A, C, R, R3, R4, R5, and Y	2.30	3.11	3.54	5.93	N/A
Class R6	2.30	3.11	3.54	5.93	8.82
2050 Fund
Classes A, C, R, R3, R4, R5, and Y	1.83	2.43	2.67	4.00	N/A
Class R6	1.83	2.43	2.67	4.00	6.16
2045 Fund
Classes A, C, R, R3, R4, R5, and Y	1.52	1.79	1.83	2.62	N/A
Class R6	1.52	1.79	1.83	2.62	4.00
2040 Fund
Classes A, C, R, R3, R4, R5, and Y	1.40	1.79	1.88	2.73	N/A
Class R6	1.40	1.79	1.88	2.73	3.98
2035 Fund
Classes A, C, R, R3, R4, R5, and Y	1.19	1.37	1.40	2.08	N/A
Class R6	1.19	1.37	1.40	2.08	3.25
2030 Fund
Classes A, C, R, R3, R4, R5, and Y	1.19	1.40	1.36	2.10	N/A
Class R6	1.19	1.40	1.36	2.10	3.38
2025 Fund
Classes A, C, R, R3, R4, R5, and Y	1.15	1.39	1.30	2.10	N/A
Class R6	1.15	1.39	1.30	2.10	3.46
Maturity Fund
Classes A, C, R, R3, R4, R5, and Y	1.10	1.22	1.04	1.86	N/A
Class R6	1.10	1.22	1.04	1.86	16.03
[f]	Amount represents less than $0.01 per share.
[g]	Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

32
Retirement Advantage Funds

Notes to financial statements 8/31/24

Unless otherwise noted, the “reporting period” represents the period from September 1, 2023 through August 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission

Each of the Putnam Retirement Advantage Funds (collectively the funds) are named the following:

Putnam Retirement Advantage 2065 Fund (2065 Fund)	Putnam Retirement Advantage 2040 Fund (2040 Fund)
Putnam Retirement Advantage 2060 Fund (2060 Fund)	Putnam Retirement Advantage 2035 Fund (2035 Fund)
Putnam Retirement Advantage 2055 Fund (2055 Fund)	Putnam Retirement Advantage 2030 Fund (2030 Fund)
Putnam Retirement Advantage 2050 Fund (2050 Fund)	Putnam Retirement Advantage 2025 Fund (2025 Fund)
Putnam Retirement Advantage 2045 Fund (2045 Fund)	Putnam Retirement Advantage Maturity Fund (Maturity Fund)

Each fund is a diversified series of Putnam Target Date Funds (the Trust), a Massachusetts business trust registered under the 1940 Act, as amended, as an open-end management investment company.

Each target date fund, except the Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Maturity Fund seeks as high a rate of current income as Franklin Advisers believes is consistent with preservation of capital. Each target date fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments on or about the funds’ target date. Each target date fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Franklin Advisers believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Maturity Fund.

These financial statements report on each fund, which may invest in the following underlying Putnam funds, which are managed by Franklin Templeton. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request. As of August 31, 2024, each fund may invest in the following diversified funds:

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Dynamic Asset Allocation Growth Fund
Putnam Dynamic Asset Allocation Conservative Fund	Putnam Multi-Asset Income Fund
Putnam Dynamic Asset Allocation Equity Fund	Putnam Short Term Investment Fund

Each fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%/4.00% †	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R *	None	None	None
Class R3 *	None	None	None
Class R4 *	None	None	None
Class R5 *	None	None	None
Class R6 *	None	None	None
Class Y *	None	None	None
* Not available to all investors.
† Sales charge 5.75% for all funds except Maturity Fund which is 4.00%.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to each fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

Each fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Retirement Advantage Funds
33

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam funds are determined based on the policies contained in each underlying Putnam fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the funds will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2024, the following funds had capital loss carryovers available in the following amounts, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
	Short—term	Long—term	Total
2065 Fund	$—	$—	$—
2060 Fund	—	6,509	6,509
2055 Fund	—	5,404	5,404
2050 Fund	—	17,155	17,155
2045 Fund	—	54,687	54,687
2040 Fund	—	60,346	60,346
2035 Fund	—	80,994	80,994
2030 Fund	—	69,441	69,441
2025 Fund	—	373,186	373,186
Maturity Fund	—	190,937	190,937

Distributions to shareholders Each fund normally distributes any net investment income, if any, and any distributions from capital gains annually, if any, except Maturity Fund, which normally distributes any net investment income monthly and any distributions from capital gains annually, if any. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent differences for the following funds:

Differences during the period
2065 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying Putnam funds
2060 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying Putnam funds
2055 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying Putnam funds
2050 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying Putnam funds
2045 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying Putnam funds
2040 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying Putnam funds
2035 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying Putnam funds
2030 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying Putnam funds
2025 Fund	losses on wash sale transactions
Maturity Fund	losses on wash sale transactions

Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, each fund reclassified the following amounts:

	Undistributed net investment income	Accumulated net realized gain/(loss) on investment transactions	Paid-in-capital
2065 Fund	$1,645	$(1,645)	$—
2060 Fund	7,489	(7,489)	—
2055 Fund	8,699	(8,699)	—
2050 Fund	8,897	(8,897)	—
2045 Fund	10,620	(10,620)	—
2040 Fund	14,964	(14,964)	—
2035 Fund	30,689	(30,689)	—
2030 Fund	16,680	(16,680)	—
2025 Fund	1,914	(1,914)	—
Maturity Fund	5,239	411	(5,650)

34
Retirement Advantage Funds

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period for each fund were as follows:

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Undistributed ordinary income	Undistributed short-term gain	Undistributed long-term gain	Capital loss carryover	Cost for federal income tax purposes
2065 Fund	$157,999	$(1)	$157,998	$—	$—	$29,099	$—	$970,730
2060 Fund	745,482	(45)	745,437	2,379	—	85,179	(6,509)	6,666,557
2055 Fund	1,038,289	(73)	1,038,216	5,431	—	104,008	(5,404)	8,612,985
2050 Fund	1,400,162	(14)	1,400,148	10,957	—	156,848	(17,155)	15,896,705
2045 Fund	2,121,628	(28)	2,121,600	23,868	4,181	22,837	(54,687)	14,869,071
2040 Fund	1,980,968	(6)	1,980,962	85,844	—	401,430	(60,346)	21,483,090
2035 Fund	2,028,168	(56)	2,028,112	226,023	312	87,480	(80,994)	25,494,896
2030 Fund	982,147	(1,070)	981,077	340,632	—	77,612	(69,441)	29,335,597
2025 Fund	646,780	(1,059)	645,721	387,456	—	—	(373,186)	17,611,792
Maturity Fund	443,849	(14,920)	428,929	—	—	—	(190,937)	16,167,785

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of each fund. In connection with the transfer, each fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of each fund.

Each fund pays Franklin Advisers a management fee. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Maturity Fund, the annual rate is 0.36%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.45%
2060 Fund	0.44%
2055 Fund	0.43%
2050 Fund	0.42%
2045 Fund	0.41%
2040 Fund	0.40%
2035 Fund	0.39%
2030 Fund	0.38%
2025 Fund	0.37%

Franklin Advisers has contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 30, 2027 in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by the Manager
2065 Fund	$4,664
2060 Fund	22,754
2055 Fund	33,656
2050 Fund	51,705
2045 Fund	76,571
2040 Fund	82,476
2035 Fund	101,480
2030 Fund	97,123
2025 Fund	66,090
Maturity Fund	53,776

Franklin Advisers has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least December 30, 2027 in an amount sufficient to result in total annual fund operating expenses for the following class shares of the fund’s (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the fund’s average net assets.

Annual rates
Class A	0.55%
Class C	0.55%
Class R	0.70%
Class R3	0.70%
Class R4	0.70%
Class R5	0.55%
Class R6	0.45%
Class Y	0.55%

During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by the Manager
2065 Fund	$83,922
2060 Fund	90,529
2055 Fund	91,475
2050 Fund	98,855
2045 Fund	108,653
2040 Fund	110,618
2035 Fund	117,063
2030 Fund	115,828
2025 Fund	103,936
Maturity Fund	98,220

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for each fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to each fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to each fund, which may include a mark-up not to exceed 15% over such costs.

PIL is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Franklin Advisers were to engage the services of PIL, Franklin Advisers would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the funds managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the 2065 Fund, 2035 Fund, and 2030 Fund and Putnam Management

Retirement Advantage Funds
35

and the sub-management contract for the 2065 Fund, 2035 Fund, and 2030 Fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continued to provide uninterrupted services with respect to the 2065 Fund, 2035 Fund and 2030 Fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the 2060 Fund, 2055 Fund, 2050 Fund, 2045 Fund, 2040 Fund, 2025 Fund and Maturity Fund and Putnam Management and the sub-management contract for each fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However with respect to 2055 Fund, 2025 Fund and Maturity Fund for the period from January 1, 2024 until January 31, 2024, and with respect to 2060 Fund, 2050 Fund, 2045 Fund and 2040 Fund, for the period from January 1, 2024 until February 14, 2024 Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024 and February 14, 2024, respectively, new investment management and sub-management contracts were approved by each fund’s shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and February 14, 2024, respectively, and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Franklin Advisers, Franklin Templeton Services provides certain administrative services to each fund. The fee for those services is paid by each fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of each fund.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to each fund and receives fees for investor servicing at the following class specific rates. During the reporting period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$491	$60	$44	$35	$211	$16	$48	$24	$929
2060 Fund	598	55	38	38	88	18	777	27	$1,639
2055 Fund	554	88	37	38	84	17	1,206	19	$2,043
2050 Fund	710	20	37	37	151	17	1,875	19	$2,866
2045 Fund	1,035	107	87	36	222	17	2,749	134	$4,387
2040 Fund	1,148	48	35	36	179	16	3,171	41	$4,674
2035 Fund	2,549	28	34	34	109	16	4,026	29	$6,825
2030 Fund	1,535	125	32	32	45	15	4,074	190	$6,048
2025 Fund	1,514	79	29	29	208	14	3,324	60	$5,257
Maturity Fund	839	13	28	29	83	13	3,272	32	$4,309

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the funds. The Plans provide payments by each fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A		Class C		Class R		Class R3		Total
Maximum % Approved %	0.35% 0.25%		1.00% 1.00%		1.00% 0.50%		0.35% 0.25%
	Franklin Distributors Amount	Putnam Retail Management Amount	Franklin Distributors Amount	Putnam Retail Management Amount	Franklin Distributors Amount	Putnam Retail Management Amount	Franklin Distributors Amount	Putnam Retail Management Amount
2065 Fund	$131	$848	$55	$426	$8	$72	$3	$29	$1,572
2060 Fund	126	1,070	58	381	6	63	3	32	$1,739
2055 Fund	132	974	92	611	6	62	3	31	$1,911
2050 Fund	160	1,259	18	142	6	61	3	31	$1,680
2045 Fund	234	1,836	115	745	62	97	3	30	$3,122
2040 Fund	237	2,057	59	325	6	58	3	29	$2,774
2035 Fund	665	4,437	112	112	6	56	3	28	$5,419
2030 Fund	380	2,692	72	930	5	53	3	26	$4,161
2025 Fund	276	2,754	66	570	5	48	2	24	$3,745
Maturity Fund	151	1,528	9	93	5	47	2	24	$1,859

36
Retirement Advantage Funds

For the period from August 2, 2024 through August 31, 2024 Franklin Distributors, acting as underwriter, received net commissions from the sale of class A shares and received contingent deferred sales charges from redemptions of class C shares in the following amounts:

	Class A Net commissions	Class C CDSC
2065 Fund	$32	$—
2060 Fund	213	—
2055 Fund	64	—
2050 Fund	72	—
2045 Fund	70	—
2040 Fund	104	—
2035 Fund	1,890	—
2030 Fund	67	—
2025 Fund	5	—
Maturity Fund	—	—

For the period September 1, 2023 through August 1, 2024 Putnam Retail Management, acting as underwriter, received net commissions from the sale of class A shares and received contingent deferred sales charges from redemptions of class C shares in the following amounts:

	Class A Net commissions	Class C CDSC
2065 Fund	$1,891	$—
2060 Fund	1,557	—
2055 Fund	1,983	196
2050 Fund	1,343	—
2045 Fund	2,423	36
2040 Fund	1,790	—
2035 Fund	1,822	—
2030 Fund	2,006	150
2025 Fund	200	—
Maturity Fund	15	—

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period August 2, 2024 through August 31, 2024, Franklin Distributors, acting as underwriter, received the following amount on class A redemptions:

Class A CDSC
2065 Fund	$—
2060 Fund	—
2055 Fund	—
2050 Fund	31
2045 Fund	—
2040 Fund	—
2035 Fund	—
2030 Fund	—
2025 Fund	—
Maturity Fund	—

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period September 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received the following amount on class A redemptions:

Class A CDSC
2065 Fund	$—
2060 Fund	61
2055 Fund	32
2050 Fund	24
2045 Fund	24
2040 Fund	8
2035 Fund	22
2030 Fund	—
2025 Fund	6
Maturity Fund	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$669,130	$252,864
2060 Fund	4,732,892	747,232
2055 Fund	5,691,008	1,187,254
2050 Fund	11,252,530	1,829,760
2045 Fund	7,161,462	2,658,758
2040 Fund	14,332,403	4,024,859
2035 Fund	14,582,770	6,364,288
2030 Fund	19,082,266	5,959,532
2025 Fund	12,593,296	8,621,778
Maturity Fund	6,812,122	4,470,821

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	31,146	$354,025	19,398	$189,489
Shares issued in connection with reinvestment of distributions	1,371	14,449	269	2,384
	32,517	368,474	19,667	191,873
Shares repurchased	(3,977)	(46,053)	(1,538)	(14,911)
Net increase	28,540	$322,421	18,129	$176,962

Retirement Advantage Funds
37

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	2,153	$23,902	1,752	$17,548
Shares issued in connection with reinvestment of distributions	196	2,052	71	623
	2,349	25,954	1,823	18,171
Shares repurchased	(28)	(307)	(4)	(35)
Net increase	2,321	$25,647	1,819	$18,136
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	337	$3,500	—	$—
Shares issued in connection with reinvestment of distributions	76	801	52	459
	413	4,301	52	459
Shares repurchased	—	—	—	—
Net increase	413	$4,301	52	$459
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	59	625	52	461
	59	625	52	461
Shares repurchased	—	—	—	—
Net increase	59	$625	52	$461
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,906	$32,464	1,829	$17,526
Shares issued in connection with reinvestment of distributions	361	3,811	220	1,950
	3,267	36,275	2,049	19,476
Shares repurchased	(2,861)	(35,367)	(94)	(874)
Net increase	406	$908	1,955	$18,602
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	63	674	57	504
	63	674	57	504
Shares repurchased	—	—	—	—
Net increase	63	$674	57	$504
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	20,085	$227,711	11,402	$111,909
Shares issued in connection with reinvestment of distributions	786	8,313	247	2,197
	20,871	236,024	11,649	114,106
Shares repurchased	(12,746)	(144,479)	(1,866)	(17,777)
Net increase	8,125	$91,545	9,783	$96,329
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	173	$1,975	52	$500
Shares issued in connection with reinvestment of distributions	135	1,425	122	1,085
	308	3,400	174	1,585
Shares repurchased	(1,392)	(15,111)	(50)	(474)
Net increase (decrease)	(1,084)	$(11,711)	124	$1,111

38
Retirement Advantage Funds

2060 Fund

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	19,074	$209,327	28,200	$268,506
Shares issued in connection with reinvestment of distributions	3,303	33,558	966	8,491
	22,377	242,885	29,166	276,997
Shares repurchased	(7,214)	(80,039)	(5,264)	(52,796)
Net increase	15,163	$162,846	23,902	$224,201
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	4,396	$45,784	25	$240
Shares issued in connection with reinvestment of distributions	311	3,127	74	644
	4,707	48,911	99	884
Shares repurchased	(2)	(25)	—	—
Net increase	4,705	$48,886	99	$884
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	31	$360	—	$—
Shares issued in connection with reinvestment of distributions	95	967	72	632
	126	1,327	72	632
Shares repurchased	— *	(3)	—	—
Net increase	126	$1,324	72	$632
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	98	999	73	641
	98	999	73	641
Shares repurchased	—	—	—	—
Net increase	98	$999	73	$641
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	707	$7,743	452	$4,296
Shares issued in connection with reinvestment of distributions	220	2,241	149	1,309
	927	9,984	601	5,605
Shares repurchased	(1,617)	(18,942)	(36)	(326)
Net increase (decrease)	(690)	$(8,958)	565	$5,279
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	104	1,056	78	689
	104	1,056	78	689
Shares repurchased	—	—	—	—
Net increase	104	$1,056	78	$689
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	366,418	$4,196,278	116,026	$1,118,407
Shares issued in connection with reinvestment of distributions	19,273	196,200	9,503	83,625
	385,691	4,392,478	125,529	1,202,032
Shares repurchased	(41,891)	(461,489)	(36,454)	(354,454)
Net increase	343,800	$3,930,989	89,075	$847,578

Retirement Advantage Funds
39

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	364	$3,984	171	$1,649
Shares issued in connection with reinvestment of distributions	159	1,619	104	917
	523	5,603	275	2,566
Shares repurchased	(272)	(3,112)	(3)	(25)
Net increase	251	$2,491	272	$2,541

2055 Fund

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	29,586	$321,428	7,667	$73,719
Shares issued in connection with reinvestment of distributions	1,285	13,304	1,755	15,335
	30,871	334,732	9,422	89,054
Shares repurchased	(3,940)	(43,369)	(1,270)	(11,816)
Net increase	26,931	$291,363	8,152	$77,238
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	9,572	$102,051	242	$2,400
Shares issued in connection with reinvestment of distributions	100	1,027	121	1,057
	9,672	103,078	363	3,457
Shares repurchased	(1,907)	(22,337)	(782)	(7,535)
Net increase (decrease)	7,765	$80,741	(419)	$(4,078)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	50	517	98	859
	50	517	98	859
Shares repurchased	—	—	—	—
Net increase	50	$517	98	$859
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	52	549	102	890
	52	549	102	890
Shares repurchased	—	—	—	—
Net increase	52	$549	102	$890
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	673	$7,429	533	$5,070
Shares issued in connection with reinvestment of distributions	116	1,205	279	2,442
	789	8,634	812	7,512
Shares repurchased	(206)	(2,169)	(1,381)	(12,990)
Net increase (decrease)	583	$6,465	(569)	$(5,478)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	58	602	107	939
	58	602	107	939
Shares repurchased	—	—	—	—
Net increase	58	$602	107	$939

40
Retirement Advantage Funds

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	414,430	$4,787,004	127,555	$1,231,580
Shares issued in connection with reinvestment of distributions	18,238	189,492	31,627	277,055
	432,668	4,976,496	159,182	1,508,635
Shares repurchased	(72,482)	(801,351)	(107,710)	(1,018,667)
Net increase	360,186	$4,175,145	51,472	$489,968
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	44	$479	51	$480
Shares issued in connection with reinvestment of distributions	64	666	114	1,001
	108	1,145	165	1,481
Shares repurchased	(2)	(25)	(3)	(25)
Net increase	106	$1,120	162	$1,456

2050 Fund

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	39,402	$401,511	16,693	$152,199
Shares issued in connection with reinvestment of distributions	2,102	20,788	2,277	19,353
	41,504	422,299	18,970	171,552
Shares repurchased	(8,622)	(90,629)	(1,774)	(16,171)
Net increase	32,882	$331,670	17,196	$155,381
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	751	$8,056	75	$700
Shares issued in connection with reinvestment of distributions	62	617	114	972
	813	8,673	189	1,672
Shares repurchased	(2)	(25)	—	—
Net increase	811	$8,648	189	$1,672
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	58	574	117	997
	58	574	117	997
Shares repurchased	—	—	—	—
Net increase	58	$574	117	$997
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	61	606	120	1,028
	61	606	120	1,028
Shares repurchased	—	—	—	—
Net increase	61	$606	120	$1,028
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,780	$18,704	1,325	$12,289
Shares issued in connection with reinvestment of distributions	242	2,399	375	3,195
	2,022	21,103	1,700	15,484
Shares repurchased	(247)	(2,648)	(396)	(3,631)
Net increase	1,775	$18,455	1,304	$11,853

Retirement Advantage Funds
41

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	66	659	127	1,077
	66	659	127	1,077
Shares repurchased	—	—	—	—
Net increase	66	$659	127	$1,077
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	906,623	$10,164,843	182,713	$1,716,131
Shares issued in connection with reinvestment of distributions	31,326	311,383	52,973	451,855
	937,949	10,476,226	235,686	2,167,986
Shares repurchased	(128,081)	(1,354,062)	(89,106)	(822,992)
Net increase	809,868	$9,122,164	146,580	$1,344,994
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	72	716	138	1,172
	72	716	138	1,172
Shares repurchased	—	—	—	—
Net increase	72	$716	138	$1,172

2045 Fund

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	42,223	$445,014	18,209	$169,988
Shares issued in connection with reinvestment of distributions	1,555	15,721	5,155	44,231
	43,778	460,735	23,364	214,219
Shares repurchased	(2,988)	(32,320)	(6,363)	(59,230)
Net increase	40,790	$428,415	17,001	$154,989
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	10,054	$106,582	512	$4,746
Shares issued in connection with reinvestment of distributions	62	628	247	2,121
	10,116	107,210	759	6,867
Shares repurchased	(1,131)	(12,695)	(6)	(50)
Net increase	8,985	$94,515	753	$6,817
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	11,412	$133,486	—	$—
Shares issued in connection with reinvestment of distributions	26	262	125	1,073
	11,438	133,748	125	1,073
Shares repurchased	(3)	(30)	—	—
Net increase	11,435	$133,718	125	$1,073
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	29	291	128	1,104
	29	291	128	1,104
Shares repurchased	—	—	—	—
Net increase	29	$291	128	$1,104

42
Retirement Advantage Funds

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	195	$2,038	509	$4,762
Shares issued in connection with reinvestment of distributions	196	1,990	986	8,474
	391	4,028	1,495	13,236
Shares repurchased	(1,958)	(22,642)	(2,029)	(18,632)
Net decrease	(1,567)	$(18,614)	(534)	$(5,396)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	34	341	134	1,154
	34	341	134	1,154
Shares repurchased	—	—	—	—
Net increase	34	$341	134	$1,154
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	497,531	$5,484,467	293,686	$2,765,322
Shares issued in connection with reinvestment of distributions	27,183	275,903	104,331	897,247
	524,714	5,760,370	398,017	3,662,569
Shares repurchased	(201,089)	(2,126,568)	(245,656)	(2,255,231)
Net increase	323,625	$3,633,802	152,361	$1,407,338
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,928	$22,443	8,523	$79,574
Shares issued in connection with reinvestment of distributions	268	2,715	134	1,154
	2,196	25,158	8,657	80,728
Shares repurchased	—	—	—	—
Net increase	2,196	$25,158	8,657	$80,728

2040 Fund

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	88,028	$875,905	44,107	$410,710
Shares issued in connection with reinvestment of distributions	3,104	30,509	2,547	21,647
	91,132	906,414	46,654	432,357
Shares repurchased	(40,512)	(414,726)	(13,368)	(123,771)
Net increase	50,620	$491,688	33,286	$308,586
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	3,918	$41,926	966	$8,635
Shares issued in connection with reinvestment of distributions	75	741	184	1,570
	3,993	42,667	1,150	10,205
Shares repurchased	(221)	(2,050)	(3)	(25)
Net increase	3,772	$40,617	1,147	$10,180
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	34	335	133	1,127
	34	335	133	1,127
Shares repurchased	—	—	—	—
Net increase	34	$335	133	$1,127

Retirement Advantage Funds
43

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	37	366	136	1,157
	37	366	136	1,157
Shares repurchased	—	—	—	—
Net increase	37	$366	136	$1,157
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	540	$5,543	1,361	$12,451
Shares issued in connection with reinvestment of distributions	199	1,963	565	4,802
	739	7,506	1,926	17,253
Shares repurchased	(243)	(2,360)	(55)	(508)
Net increase	496	$5,146	1,871	$16,745
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	42	414	142	1,207
	42	414	142	1,207
Shares repurchased	—	—	—	—
Net increase	42	$414	142	$1,207
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,057,289	$11,498,075	370,228	$3,382,611
Shares issued in connection with reinvestment of distributions	38,339	378,406	100,001	851,011
	1,095,628	11,876,481	470,229	4,233,622
Shares repurchased	(211,762)	(2,250,594)	(146,528)	(1,345,063)
Net increase	883,866	$9,625,887	323,701	$2,888,559
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	290	$3,020	1,701	$15,932
Shares issued in connection with reinvestment of distributions	100	990	142	1,207
	390	4,010	1,843	17,139
Shares repurchased	—	—	—	—
Net increase	390	$4,010	1,843	$17,139

2035 Fund

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	164,000	$1,746,817	81,758	$752,387
Shares issued in connection with reinvestment of distributions	8,404	82,446	6,624	57,561
	172,404	1,829,263	88,382	809,948
Shares repurchased	(22,339)	(226,054)	(949)	(9,028)
Net increase	150,065	$1,603,209	87,433	$800,920
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	11,758	$127,220	—	$—
Shares issued in connection with reinvestment of distributions	42	412	127	1,098
	11,800	127,632	127	1,098
Shares repurchased	(160)	(1,693)	(1,706)	(15,761)
Net increase (decrease)	11,640	$125,939	(1,579)	$(14,663)

44
Retirement Advantage Funds

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	46	454	87	758
	46	454	87	758
Shares repurchased	—	—	—	—
Net increase	46	$454	87	$758
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	49	484	89	777
	49	484	89	777
Shares repurchased	—	—	—	—
Net increase	49	$484	89	$777
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,166	$11,957	886	$8,253
Shares issued in connection with reinvestment of distributions	156	1,536	215	1,872
	1,322	13,493	1,101	10,125
Shares repurchased	(264)	(2,852)	(22)	(203)
Net increase	1,058	$10,641	1,079	$9,922
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	54	532	94	825
	54	532	94	825
Shares repurchased	—	—	—	—
Net increase	54	$532	94	$825
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	972,491	$10,254,415	374,371	$3,445,146
Shares issued in connection with reinvestment of distributions	64,864	638,262	114,769	999,639
	1,037,355	10,892,677	489,140	4,444,785
Shares repurchased	(434,239)	(4,403,320)	(267,791)	(2,542,414)
Net increase	603,116	$6,489,357	221,349	$1,902,371
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,206	$23,574	—	$—
Shares issued in connection with reinvestment of distributions	90	890	158	1,378
	2,296	24,464	158	1,378
Shares repurchased	—	—	—	—
Net increase	2,296	$24,464	158	$1,378

2030 Fund

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	69,440	$710,098	53,755	$495,600
Shares issued in connection with reinvestment of distributions	3,419	33,164	4,188	36,561
	72,859	743,262	57,943	532,161
Shares repurchased	(4,150)	(40,224)	(10,968)	(99,479)
Net increase	68,709	$703,038	46,975	$432,682

Retirement Advantage Funds
45

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	999	$9,859	7,544	$68,204
Shares issued in connection with reinvestment of distributions	315	3,039	407	3,535
	1,314	12,898	7,951	71,739
Shares repurchased	(5,543)	(54,818)	(1,595)	(14,912)
Net increase (decrease)	(4,229)	$(41,920)	6,356	$56,827
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	29	284	74	649
	29	284	74	649
Shares repurchased	—	—	—	—
Net increase	29	$284	74	$649
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	32	312	77	677
	32	312	77	677
Shares repurchased	—	—	—	—
Net increase	32	$312	77	$677
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	130	$1,300	242	$2,243
Shares issued in connection with reinvestment of distributions	33	321	744	6,516
	163	1,621	986	8,759
Shares repurchased	(7)	(65)	(9,959)	(93,029)
Net increase (decrease)	156	$1,556	(8,973)	$(84,270)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	37	358	82	722
	37	358	82	722
Shares repurchased	—	—	—	—
Net increase	37	$358	82	$722
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,377,329	$14,235,293	374,870	$3,465,763
Shares issued in connection with reinvestment of distributions	49,074	477,978	94,019	823,602
	1,426,403	14,713,271	468,889	4,289,365
Shares repurchased	(322,707)	(3,185,259)	(259,283)	(2,416,253)
Net increase	1,103,696	$11,528,012	209,606	$1,873,112
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	75,655	$800,756	121	$1,089
Shares issued in connection with reinvestment of distributions	49	479	96	839
	75,704	801,235	217	1,928
Shares repurchased	(165)	(1,685)	—	—
Net increase	75,539	$799,550	217	$1,928

46
Retirement Advantage Funds

2025 Fund

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	41,271	$421,072	13,040	$121,465
Shares issued in connection with reinvestment of distributions	3,952	38,686	2,440	22,107
	45,223	459,758	15,480	143,572
Shares repurchased	(36,665)	(364,649)	(64,316)	(590,081)
Net increase (decrease)	8,558	$95,109	(48,836)	$(446,509)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	2,345	$23,145	2,376	$22,389
Shares issued in connection with reinvestment of distributions	123	1,203	112	1,008
	2,468	24,348	2,488	23,397
Shares repurchased	(693)	(7,088)	(3,995)	(37,700)
Net increase (decrease)	1,775	$17,260	(1,507)	$(14,303)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	29	278	16	152
	29	278	16	152
Shares repurchased	—	—	—	—
Net increase	29	$278	16	$152
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	31	305	19	177
	31	305	19	177
Shares repurchased	—	—	—	—
Net increase	31	$305	19	$177
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	547	$5,325	1,056	$9,838
Shares issued in connection with reinvestment of distributions	343	3,361	244	2,212
	890	8,686	1,300	12,050
Shares repurchased	(10,252)	(103,194)	(2,033)	(18,778)
Net decrease	(9,362)	$(94,508)	(733)	$(6,728)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	36	347	24	218
	36	347	24	218
Shares repurchased	—	—	—	—
Net increase	36	$347	24	$218
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	846,742	$8,406,192	262,299	$2,451,284
Shares issued in connection with reinvestment of distributions	39,342	385,551	29,873	270,948
	886,084	8,791,743	292,172	2,722,232
Shares repurchased	(488,039)	(4,936,351)	(281,148)	(2,640,048)
Net increase	398,045	$3,855,392	11,024	$82,184

Retirement Advantage Funds
47

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,242	$40,000
Shares issued in connection with reinvestment of distributions	179	1,756	24	218
	179	1,756	4,266	40,218
Shares repurchased	(3,839)	(40,000)	—	—
Net increase (decrease)	(3,660)	$(38,244)	4,266	$40,218

Maturity Fund

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	122	$1,257	19,290	$180,654
Shares issued in connection with reinvestment of distributions	2,652	26,560	1,361	12,847
	2,774	27,817	20,651	193,501
Shares repurchased	(1,659)	(16,845)	(650)	(6,227)
Net increase	1,115	$10,972	20,001	$187,274
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	15	144	20	184
	15	144	20	184
Shares repurchased	—	—	—	—
Net increase	15	$144	20	$184
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	16	159	22	206
	16	159	22	206
Shares repurchased	—	—	—	—
Net increase	16	$159	22	$206
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	18	170	24	221
	18	170	24	221
Shares repurchased	—	—	—	—
Net increase	18	$170	24	$221
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R4	Shares	Amount	Shares	Amount
Shares sold	247	$2,447	687	$6,532
Shares issued in connection with reinvestment of distributions	95	936	69	648
	342	3,383	756	7,180
Shares repurchased	(2,049)	(21,449)	(24)	(224)
Net increase (decrease)	(1,707)	$(18,066)	732	$6,956
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	19	186	27	253
	19	186	27	253
Shares repurchased	—	—	—	—
Net increase	19	$186	27	$253

48
Retirement Advantage Funds

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	608,156	$6,122,070	384,927	$3,688,014
Shares issued in connection with reinvestment of distributions	55,764	562,444	35,005	332,147
	663,920	6,684,514	419,932	4,020,161
Shares repurchased	(423,525)	(4,310,055)	(459,822)	(4,433,423)
Net increase (decrease)	240,395	$2,374,459	(39,890)	$(413,262)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	—	$—	106	$1,000
Shares issued in connection with reinvestment of distributions	81	810	64	607
	81	810	170	1,607
Shares repurchased	—	—	—	—
Net increase	81	$810	170	$1,607
* Amount equals less than 1 share.

At the close of the reporting period, Putnam Investment Holdings, LLC owned the following shares of each fund:

	Shares owned	Percentage of shares outstanding	Fair value at the end of the reporting period
2065 Fund class C	1,160	21.50%	$14,442
2065 Fund class R	1,164	76.68	14,631
2065 Fund class R3	1,167	100.00	14,767
2065 Fund class R4	1,177	19.94	14,901
2065 Fund class R5	1,180	100.00	14,985
2065 Fund class R6	1,184	5.46	15,037
2065 Fund class Y	1,181	86.39	14,987
2060 Fund class C	1,309	21.97	15,616
2060 Fund class R	1,310	97.69	15,838
2060 Fund class R3	1,317	100.00	15,991
2060 Fund class R4	1,329	67.81	16,147
2060 Fund class R5	1,334	100.00	16,244
2060 Fund class Y	1,334	66.83	16,248
2055 Fund class C	1,259	13.61	15,335
2055 Fund class R	1,264	100.00	15,540
2055 Fund class R3	1,273	100.00	15,693
2055 Fund class R4	1,284	41.33	15,845
2055 Fund class R5	1,290	100.00	15,940
2055 Fund class Y	1,290	88.90	15,944
2050 Fund class C	1,287	60.76	14,968
2050 Fund class R	1,298	100.00	15,175
2050 Fund class R3	1,308	100.00	15,325
2050 Fund class R4	1,320	21.84	15,470
2050 Fund class R5	1,325	100.00	15,567
2050 Fund class Y	1,325	91.95	15,569
2045 Fund class C	1,238	10.40	14,608
2045 Fund class R	1,249	9.87	14,826
2045 Fund class R3	1,259	100.00	14,961
2045 Fund class R4	1,270	21.02	15,113
2045 Fund class R5	1,275	100.00	15,198
2045 Fund class Y	1,275	10.66	15,198
2040 Fund class C	1,250	19.26	14,225
2040 Fund class R	1,262	100.00	14,419
2040 Fund class R3	1,272	100.00	14,561
2040 Fund class R4	1,272	19.18	14,577
2040 Fund class R5	1,288	100.00	14,792
2040 Fund class Y	1,289	38.63	14,798
2035 Fund class C	1,218	9.50%	$13,605
2035 Fund class R	1,227	100.00	13,783
2035 Fund class R3	1,235	100.00	13,919
2035 Fund class R4	1,247	28.79	14,054
2035 Fund class R5	1,251	100.00	14,139
2035 Fund class Y	1,252	29.15	14,148
2030 Fund class C	1,171	14.41	12,530
2030 Fund class R	1,172	100.00	12,706
2030 Fund class R3	1,182	100.00	12,831
2030 Fund class R4	1,181	69.15	12,956
2030 Fund class R5	1,197	100.00	13,034
2030 Fund class Y	1,197	1.55	13,023
2025 Fund class C	1,066	14.43	11,321
2025 Fund class R	1,075	100.00	11,481
2025 Fund class R3	1,083	100.00	11,594
2025 Fund class R4	1,083	99.09	11,599
2025 Fund class R5	1,098	100.00	11,777
2025 Fund class Y	1,098	66.79	11,782
Maturity Fund class C	1,045	100.00	10,914
Maturity Fund class R	1,049	100.00	11,042
Maturity Fund class R3	1,053	100.00	11,135
Maturity Fund class R4	1,056	78.28	11,236
Maturity Fund class R5	1,058	100.00	11,289
Maturity Fund class Y	1,058	41.09	11,289

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	7.6%, 24.7%
2060 Fund	25.4%
2055 Fund	20.4%
2050 Fund	7.6%, 18.7%
2045 Fund	7.9%, 30.3%
2040 Fund	6.7%, 21.6%
2035 Fund	12.7%, 23.1%
2030 Fund	5.4%, 6.8%, 7.0%, 14.5%
2025 Fund	5.5%, 6.0%, 10.9%, 19.8%
Maturity Fund	6.5%, 13.3%, 24.5%

Retirement Advantage Funds
49

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 8/31/24	Fair value as of 8/31/24
Putnam Dynamic Asset Allocation Equity Fund Class P	$408,721	$515,579	$197,545	$2,533	$6,532	$9,620	$145,052	57,647	$881,427
Putnam Dynamic Asset Allocation Growth Fund Class P	112,303	148,315	52,670	3,357	2,286	3,967	30,270	11,181	242,185
Putnam Short Term Investment Fund Class G	2,529	5,236	2,649	204	—	—	—	5,116	5,116
Totals	$523,553	$669,130	$252,864	$6,094	$8,818	$13,587	$175,322		$1,128,728
2060 Fund
Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 8/31/24	Fair value as of 8/31/24
Putnam Dynamic Asset Allocation Equity Fund Class P	$1,726,544	$2,980,084	$551,446	$10,976	$28,342	$(5,754)	$651,306	313,979	$4,800,734
Putnam Dynamic Asset Allocation Growth Fund Class P	778,602	1,722,737	190,081	25,148	17,161	4,742	257,970	118,835	2,573,970
Putnam Short Term Investment Fund Class G	12,924	30,071	5,705	1,029	—	—	—	37,290	37,290
Totals	$2,518,070	$4,732,892	$747,232	$37,153	$45,503	$(1,012)	$909,276		$7,411,994
2055 Fund
Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 8/31/24	Fair value as of 8/31/24
Putnam Dynamic Asset Allocation Equity Fund Class P	$1,817,128	$2,277,807	$692,378	$11,007	$28,420	$(36,161)	$646,474	262,451	$4,012,870
Putnam Dynamic Asset Allocation Growth Fund Class P	2,064,403	3,375,950	486,063	63,878	43,591	(11,532)	646,739	258,056	5,589,497
Putnam Short Term Investment Fund Class G	20,396	37,251	8,813	1,509	—	—	—	48,834	48,834
Totals	$3,901,927	$5,691,008	$1,187,254	$76,394	$72,011	$(47,693)	$1,293,213		$9,651,201
2050 Fund
Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 8/31/24	Fair value as of 8/31/24
Putnam Dynamic Asset Allocation Equity Fund Class P	$1,310,231	$1,929,250	$652,704	$7,473	$19,296	($15,052)	$411,005	195,077	$2,982,730
Putnam Dynamic Asset Allocation Growth Fund Class P	4,759,673	9,207,068	1,161,793	140,673	95,992	(118,750)	1,488,763	654,430	14,174,961
Putnam Short Term Investment Fund Class G	38,213	116,212	15,263	3,298	—	—	—	139,162	139,162
Totals	$6,108,117	$11,252,530	$1,829,760	$151,444	$115,288	$(133,802)	$1,899,768		$17,296,853

50
Retirement Advantage Funds

2045 Fund
Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 8/31/24	Fair value as of 8/31/24
Putnam Dynamic Asset Allocation Balanced Fund Class P	$60,568	$449,269	$38,647	$3,217	$1,495	$4,536	$34,100	29,317	$509,826
Putnam Dynamic Asset Allocation Equity Fund Class P	142,078	8,966	153,921	417	1,077	6,940	(4,063)	—	—
Putnam Dynamic Asset Allocation Growth Fund Class P	9,719,555	6,461,023	2,415,022	277,571	189,408	(188,064)	2,516,966	743,050	16,094,458
Putnam Short Term Investment Fund Class G	195,351	242,204	51,168	12,571	—	—	—	386,387	386,387
Totals	$10,117,552	$7,161,462	$2,658,758	$293,776	$191,980	$(176,588)	$2,547,003		$16,990,671
2040 Fund
Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 8/31/24	Fair value as of 8/31/24
Putnam Dynamic Asset Allocation Balanced Fund Class P	$3,322,039	$6,222,033	$1,004,551	$101,382	$63,825	$(22,349)	$964,678	545,247	$9,481,850
Putnam Dynamic Asset Allocation Growth Fund Class P	6,878,756	7,573,483	2,917,060	206,650	141,028	(34,061)	1,717,660	610,285	13,218,778
Putnam Short Term Investment Fund Class G	329,785	536,887	103,248	24,032	—	—	—	763,424	763,424
Totals	$10,530,580	$14,332,403	$4,024,859	$332,064	$204,853	$(56,410)	$2,682,338		$23,464,052
2035 Fund
Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 8/31/24	Fair value as of 8/31/24
Putnam Multi-Asset Income Fund Class P	$—	$220,975	$7,406	$—	$—	$162	$6,441	20,386	$220,172
Putnam Dynamic Asset Allocation Balanced Fund Class P	$13,256,924	$12,713,944	$3,998,318	$336,237	$216,941	$(502,222)	$3,460,068	1,433,605	$24,930,396
Putnam Dynamic Asset Allocation Conservative Fund Class P	—	137,633	4,834	955	—	122	4,623	12,459	137,544
Putnam Dynamic Asset Allocation Growth Fund Class P	2,177,071	776,015	2,141,529	46,823	31,951	205,168	30,593	48,353	1,047,318
Putnam Short Term Investment Fund Class G	665,576	734,203	212,201	42,751	—	—	—	1,187,578	1,187,578
Totals	$16,099,571	$14,582,770	$6,364,288	$426,766	$248,892	$(296,770)	$3,501,725		$27,523,008
2030 Fund
Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 8/31/24	Fair value as of 8/31/24
Putnam Multi-Asset Income Fund Class P	$1,764,070	$2,905,107	$437,667	$99,233	$—	$(42,391)	$331,076	418,537	$4,520,195
Putnam Dynamic Asset Allocation Balanced Fund Class P	7,417,011	6,554,803	4,112,319	169,361	123,757	(231,480)	1,608,162	646,129	11,236,177
Putnam Dynamic Asset Allocation Conservative Fund Class P	4,626,049	8,533,876	1,196,494	189,536	—	(141,033)	1,066,771	1,167,497	12,889,169
Putnam Short Term Investment Fund Class G	795,705	1,088,480	213,052	53,879	—	—	—	1,671,133	1,671,133
Totals	$14,602,835	$19,082,266	$5,959,532	$512,009	$123,757	$(414,904)	$3,006,009		$30,316,674

Retirement Advantage Funds
51

2025 Fund
Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 8/31/24	Fair value as of 8/31/24
Putnam Multi-Asset Income Fund Class P	$6,486,816	$9,445,670	$3,608,403	$396,331	$—	$27,905	$1,164,220	1,251,501	$13,516,208
Putnam Dynamic Asset Allocation Balanced Fund Class P	892,198	507,685	779,260	19,411	14,167	29,075	118,551	44,178	768,249
Putnam Dynamic Asset Allocation Conservative Fund Class P	4,385,468	1,971,991	3,875,243	92,459	—	(160,932)	584,394	263,195	2,905,678
Putnam Short Term Investment Fund Class G	758,300	667,950	358,872	48,388	—	—	—	1,067,378	1,067,378
Totals	$12,522,782	$12,593,296	$8,621,778	$556,589	$14,167	$(103,952)	$1,867,165		$18,257,513
Maturity Fund
Affiliates	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 8/31/24	Fair value as of 8/31/24
Putnam Multi-Asset Income Fund Class P	$11,946,524	$6,314,043	$4,177,199	$530,398	$—	$(397,245)	$1,937,910	1,446,670	$15,624,033
Putnam Short Term Investment Fund Class G	768,224	498,079	293,622	45,616	—	—	—	972,681	972,681
Totals	$12,714,748	$6,812,122	$4,470,821	$576,014	$—	$(397,245)	$1,937,910		$16,596,714

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

52
Retirement Advantage Funds

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the following funds hereby designates the following monies as a capital gain dividend with respect to the taxable year ended August 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Amount
2065 Fund	$33,329
2060 Fund	96,044
2055 Fund	117,162
2050 Fund	175,428
2045 Fund	25,121
2040 Fund	442,624
2035 Fund	97,711
2030 Fund	86,462
2025 Fund	—
Maturity Fund	—

Each fund designated the following amount of income eligible as qualifying for the dividends received deduction for corporations.

Amount
2065 Fund	$1,639
2060 Fund	9,849
2055 Fund	19,851
2050 Fund	38,781
2045 Fund	74,326
2040 Fund	81,390
2035 Fund	100,393
2030 Fund	91,888
2025 Fund	95,916
Maturity Fund	102,297

For the reporting period, each fund hereby designates the following amount, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

Amount
2065 Fund	$2,586
2060 Fund	16,184
2055 Fund	34,328
2050 Fund	69,152
2045 Fund	134,519
2040 Fund	146,602
2035 Fund	179,239
2030 Fund	155,720
2025 Fund	123,990
Maturity Fund	118,094

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

Retirement Advantage Funds
53

Changes in and disagreements with accountants

Not applicable

54
Retirement Advantage Funds

Results of any shareholder votes (Unaudited)
October 20, 2023 special meeting
At the meeting, a new Management Contract for Putnam Retirement Advantage 2065 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
26,648	—	—
At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2065 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
26,648	—	—
All tabulations are rounded to the nearest whole number.
November 17, 2023 special meeting
At the meeting, a new Management Contract for Putnam Retirement Advantage 2035 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
743,288	24,873	73,939
At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2035 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
743,288	24,873	73,939
All tabulations are rounded to the nearest whole number.
November 17, 2023 special meeting
At the meeting, a new Management Contract for Putnam Retirement Advantage 2030 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
690,026	22,725	52,997
At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2030 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
690,026	22,725	52,997
All tabulations are rounded to the nearest whole number.
January 31, 2024 special meeting
At the meeting, a new Management Contract for Putnam Retirement Advantage 2055 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
142,189	23,413	14,727
At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2055 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
139,882	23,413	17,034
All tabulations are rounded to the nearest whole number.

Retirement Advantage Funds
55

January 31, 2024 special meeting
At the meeting, a new Management Contract for Putnam Retirement Advantage 2025 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
533,019	107,480	67,383
At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2025 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
533,019	107,480	67,383
All tabulations are rounded to the nearest whole number.
January 31, 2024 special meeting
At the meeting, a new Management Contract for Putnam Retirement Advantage Maturity Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
610,277	47	185,737
At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage Maturity Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
610,277	47	185,737
All tabulations are rounded to the nearest whole number.
February 14, 2024 special meeting
At the meeting, a new Management Contract for Putnam Retirement Advantage 2060 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
193,460	8,174	3,327
At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2060 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
193,460	8,174	3,327
All tabulations are rounded to the nearest whole number.
February 14, 2024 special meeting
At the meeting, a new Management Contract for Putnam Retirement Advantage 2050 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
445,997	—	27,764
At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2050 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
445,997	—	27,764
All tabulations are rounded to the nearest whole number.

56
Retirement Advantage Funds

February 14, 2024 special meeting
At the meeting, a new Management Contract for Putnam Retirement Advantage 2045 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
693,350	23,479	68,620
At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2045 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
693,350	23,479	68,620
All tabulations are rounded to the nearest whole number.
February 14, 2024 special meeting
At the meeting, a new Management Contract for Putnam Retirement Advantage 2040 Fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
808,019	1,476	40,654
At the meeting, a new Sub-Management Contract for Putnam Retirement Advantage 2040 Fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
808,019	1,476	40,654
All tabulations are rounded to the nearest whole number.

Retirement Advantage Funds
57

Remuneration paid to directors, officers, and others

Not applicable

58
Retirement Advantage Funds

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management

Retirement Advantage Funds
59

for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

The Trustees considered your fund’s management fee schedule and considered that the management fee for each Putnam Retirement Advantage Fund (except Putnam Retirement Advantage Maturity Fund) is set each fiscal year based on a defined fee schedule in which the management fee rate declines as the Putnam Retirement Advantage Fund approaches the target year indicated in its name. The Trustees noted that Putnam Retirement Advantage Maturity Fund has a fixed ongoing annual management fee rate.

The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees considered that your fund invests its assets in other Putnam funds that themselves pay management fees to your fund’s investment adviser. Your fund indirectly bears these fees, and the other expenses of the other Putnam funds in which it invests. The Trustees noted that Putnam Management, prior to the Reorganization, and Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, agreed to waive fees and/or reimburse expenses in an amount equal to your fund’s acquired fund fees and expenses and to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.55% for Class A shares, Class C shares, Class R5 shares and Class Y shares, 0.70% for Class R shares, Class R3 shares and Class R4 shares and 0.45% for Class R6 shares) through at least December 30, 2027. During its fiscal year ending in 2023, your fund’s expenses were reduced as a result of these expense limitations. Franklin Advisers’ commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

Quintile
	Effective Management Fees	Total Expenses
Putnam Retirement Advantage 2065 Fund (“2065 Fund”)	2nd	1st
Putnam Retirement Advantage 2060 Fund (“2060 Fund”)	3rd	2nd
Putnam Retirement Advantage 2055 Fund (“2055 Fund”)	3rd	2nd
Putnam Retirement Advantage 2050 Fund (“2050 Fund”)	3rd	1st
Putnam Retirement Advantage 2045 Fund (“2045 Fund”)	3rd	2nd
Putnam Retirement Advantage 2040 Fund (“2040 Fund”)	3rd	1st
Putnam Retirement Advantage 2035 Fund (“2035 Fund”)	3rd	2nd
Putnam Retirement Advantage 2030 Fund (“2030 Fund”)	3rd	3rd
Putnam Retirement Advantage 2025 Fund (“2025 Fund”)	3rd	2nd
Putnam Retirement Advantage Maturity Fund (“Maturity Fund”)	2nd	2nd

60
Retirement Advantage Funds

(Total expenses reflect the fees and expenses borne directly by the Putnam Retirement Advantage Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses.)

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

Retirement Advantage Funds
61

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. For each of the Putnam Retirement Advantage Funds, the Trustees considered information about the fund’s total return and its performance relative to its internal benchmark over the one-year and three-year periods ended December 31, 2023. The class R6 share net return of each of the 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, the 2050 Fund, the 2055 Fund, the 2060 Fund and the 2065 Fund was positive and exceeded the return of its internal benchmark over the one-year and three-year periods ended December 31, 2023. The class R6 share net return of the 2025 Fund matched the return of its internal benchmark over the one-year period ended December 31, 2023 and exceeded the return of its internal benchmark over the three-year period ended December 31, 2023. The class R6 share net return of the Maturity Fund trailed the return of its internal benchmark over the one-year period ended December 31, 2023 but exceeded the return of its internal benchmark over the three-year period ended December 31, 2023. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the planned consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which was expected to take place in August 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on or around the time of the Consolidation. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumes the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

62
Retirement Advantage Funds

© 2024 Franklin Templeton. All rights reserved.	PRAF-AFSOI 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: October 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: October 28, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: October 28, 2024